UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Equity Fund
July 31, 2017

Adaptive Equity - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.8%
Curtiss-Wright Corp.	8,745	843,193
General Dynamics Corp.	4,766	935,709
		1,778,902
Air Freight and Logistics — 0.4%
XPO Logistics, Inc.(1)	6,677	401,354
Airlines — 1.0%
Southwest Airlines Co.	18,319	1,016,888
Automobiles — 0.4%
Ford Motor Co.	39,228	440,138
Banks — 0.6%
U.S. Bancorp	11,151	588,550
Beverages — 1.7%
Monster Beverage Corp.(1)	33,184	1,750,456
Biotechnology — 2.7%
AbbVie, Inc.	10,569	738,879
Amgen, Inc.	6,574	1,147,229
Gilead Sciences, Inc.	11,474	873,056
		2,759,164
Building Products — 0.3%
Simpson Manufacturing Co., Inc.	6,986	309,410
Capital Markets — 2.1%
Janus Henderson Group plc(1)	37,256	1,247,703
Moelis & Co., Class A	11,722	479,430
Morgan Stanley	7,482	350,906
		2,078,039
Chemicals — 2.7%
AgroFresh Solutions, Inc.(1)	52,701	411,068
CF Industries Holdings, Inc.	10,099	296,405
Chemours Co. (The)	1,457	69,368
Tronox Ltd., Class A	102,956	1,995,287
		2,772,128
Communications Equipment — 1.4%
Cisco Systems, Inc.	35,049	1,102,291
Sierra Wireless, Inc.(1)	10,012	295,354
		1,397,645
Consumer Finance — 3.0%
American Express Co.	15,385	1,311,264
Green Dot Corp., Class A(1)	31,773	1,278,545
Santander Consumer USA Holdings, Inc.(1)	30,458	390,167
		2,979,976
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	5,837	1,021,300

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	20,458	797,862
Electric Utilities — 2.4%
Exelon Corp.	32,515	1,246,625
Great Plains Energy, Inc.	37,924	1,170,335
		2,416,960
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	6,185	1,020,711
Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	55,108	1,605,847
Equity Real Estate Investment Trusts (REITs) — 5.8%
American Tower Corp.	11,595	1,580,746
Ashford Hospitality Prime, Inc.	34,908	361,647
Brixmor Property Group, Inc.	33,328	652,896
CareTrust REIT, Inc.	58,297	1,063,337
CBL & Associates Properties, Inc.	32,052	281,737
DuPont Fabros Technology, Inc.	2,672	166,546
InfraREIT, Inc.(1)	60,563	1,362,062
LaSalle Hotel Properties	11,245	332,177
		5,801,148
Food and Staples Retailing — 3.0%
CVS Health Corp.	19,994	1,598,121
Wal-Mart Stores, Inc.	18,473	1,477,655
		3,075,776
Food Products — 1.7%
Blue Buffalo Pet Products, Inc.(1)	53,313	1,192,612
General Mills, Inc.	5,319	296,055
Post Holdings, Inc.(1)	2,134	177,549
		1,666,216
Gas Utilities — 0.6%
ONE Gas, Inc.	8,163	594,103
Health Care Equipment and Supplies — 1.0%
Varian Medical Systems, Inc.(1)	10,039	974,988
Health Care Providers and Services — 3.4%
Anthem, Inc.	7,700	1,433,817
Cardinal Health, Inc.	10,606	819,420
HCA Healthcare, Inc.(1)	14,760	1,185,818
		3,439,055
Hotels, Restaurants and Leisure — 0.9%
Buffalo Wild Wings, Inc.(1)	5,012	538,790
Wynn Resorts Ltd.	3,081	398,496
		937,286
Household Products — 0.4%
Procter & Gamble Co. (The)	4,366	396,520
Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	18,664	1,106,775
Industrial Conglomerates — 1.4%
3M Co.	5,577	1,121,925

General Electric Co.	12,155	311,290
		1,433,215
Insurance — 2.7%
Aon plc	8,036	1,110,334
Chubb Ltd.	10,782	1,579,132
		2,689,466
Internet and Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	1,932	1,908,391
Netflix, Inc.(1)	4,886	887,591
Nutrisystem, Inc.	22,280	1,242,110
		4,038,092
Internet Software and Services — 3.6%
Alphabet, Inc., Class A(1)	1,896	1,792,668
Facebook, Inc., Class A(1)	7,443	1,259,727
GoDaddy, Inc., Class A(1)	7,908	339,886
NIC, Inc.	13,547	220,139
		3,612,420
IT Services — 5.4%
Conduent, Inc.(1)	19,482	321,648
CoreLogic, Inc.(1)	21,828	994,265
Euronet Worldwide, Inc.(1)	4,079	394,072
EVERTEC, Inc.	38,642	689,760
FleetCor Technologies, Inc.(1)	2,909	442,342
Square, Inc., Class A(1)	35,580	937,533
Unisys Corp.(1)	100,591	1,287,565
Visa, Inc., Class A	3,941	392,366
		5,459,551
Leisure Products — 0.6%
Callaway Golf Co.	45,172	575,040
Life Sciences Tools and Services — 1.8%
Cambrex Corp.(1)	12,948	789,828
Quintiles IMS Holdings, Inc.(1)	11,656	1,055,451
		1,845,279
Machinery — 1.8%
IDEX Corp.	9,925	1,156,659
Xylem Inc.	10,856	615,861
		1,772,520
Media — 3.1%
Comcast Corp., Class A	30,632	1,239,064
Omnicom Group, Inc.	9,959	784,172
Walt Disney Co. (The)	9,666	1,062,583
		3,085,819
Metals and Mining — 0.1%
Teck Resources Ltd., Class B	6,522	141,462
Oil, Gas and Consumable Fuels — 6.3%
ConocoPhillips	6,658	302,074
EP Energy Corp., Class A(1)	120,248	406,438
Exxon Mobil Corp.	10,994	879,960
Laredo Petroleum, Inc.(1)	49,605	642,881

Marathon Oil Corp.	14,827	181,334
Marathon Petroleum Corp.	8,460	473,675
Occidental Petroleum Corp.	9,926	614,717
Williams Cos., Inc. (The)	61,665	1,959,714
Williams Partners LP	22,082	914,857
		6,375,650
Paper and Forest Products — 0.4%
Domtar Corp.	11,605	453,291
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	4,157	411,501
Pharmaceuticals — 3.5%
Endo International plc(1)	32,235	355,230
Merck & Co., Inc.	7,453	476,097
Mylan NV(1)	6,700	261,233
Pfizer, Inc.	35,499	1,177,147
Phibro Animal Health Corp., Class A	18,324	699,977
Sanofi ADR	11,058	523,707
		3,493,391
Professional Services — 1.2%
Equifax, Inc.	8,052	1,171,083
Road and Rail — 0.6%
Saia, Inc.(1)	11,626	631,873
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	21,968	973,402
First Solar, Inc.(1)	7,861	387,626
Intel Corp.	36,852	1,307,140
Power Integrations, Inc.	3,783	267,269
QUALCOMM, Inc.	5,390	286,694
Texas Instruments, Inc.	3,749	305,094
		3,527,225
Software — 4.8%
Intuit, Inc.	3,224	442,365
Microsoft Corp.	31,545	2,293,322
RealPage, Inc.(1)	47,604	1,844,655
Splunk, Inc.(1)	4,137	248,261
		4,828,603
Specialty Retail — 3.0%
Foot Locker, Inc.	3,805	179,558
Home Depot, Inc. (The)	6,722	1,005,611
Lowe's Cos., Inc.	9,436	730,347
Ulta Salon Cosmetics & Fragrance, Inc.(1)	4,281	1,075,430
		2,990,946
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	13,509	2,009,194
Hewlett Packard Enterprise Co.	34,661	606,914
		2,616,108
Textiles, Apparel and Luxury Goods — 1.0%
Skechers U.S.A., Inc., Class A(1)	35,552	998,656

Thrifts and Mortgage Finance — 3.3%
Essent Group Ltd.(1)	35,781	1,374,706
Northwest Bancshares, Inc.	64,479	1,038,112
Radian Group, Inc.	50,478	879,327
		3,292,145
Tobacco — 0.9%
Altria Group, Inc.	14,774	959,867
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	6,802	419,411
VEON Ltd. ADR	104,707	428,252
		847,663
TOTAL COMMON STOCKS (Cost $82,242,510)		100,378,063
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $50,588), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $49,604)		49,603
State Street Institutional U.S. Government Money Market Fund, Premier Class	56,384	56,384
TOTAL TEMPORARY CASH INVESTMENTS (Cost $105,987)		105,987
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $82,348,497)		100,484,050
OTHER ASSETS AND LIABILITIES — 0.3%		273,642
TOTAL NET ASSETS — 100.0%		$100,757,692

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	24,451	USD	18,830	Morgan Stanley	9/29/17	798
CAD	35,500	USD	27,604	Morgan Stanley	9/29/17	893
CAD	427,640	USD	337,152	Morgan Stanley	9/29/17	6,129
CAD	94,284	USD	75,406	Morgan Stanley	9/29/17	279
USD	492,019	CAD	650,269	Morgan Stanley	9/29/17	(29,972)
USD	15,718	CAD	20,248	Morgan Stanley	9/29/17	(536)
USD	18,532	CAD	23,916	Morgan Stanley	9/29/17	(666)
USD	17,640	CAD	22,784	Morgan Stanley	9/29/17	(650)
USD	5,926	CAD	7,409	Morgan Stanley	9/29/17	(21)
USD	4,196	CAD	5,212	Morgan Stanley	9/29/17	12
EUR	291,468	USD	332,775	UBS AG	9/29/17	13,343
EUR	12,280	USD	14,329	UBS AG	9/29/17	253
EUR	120,462	USD	137,116	UBS AG	9/29/17	5,932
EUR	17,133	USD	19,589	UBS AG	9/29/17	756
USD	924,888	EUR	823,337	UBS AG	9/29/17	(52,823)
						(56,273)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	100,378,063	—	—
Temporary Cash Investments	56,384	49,603	—
	100,434,447	49,603	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	28,395	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	84,668	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$82,418,307
Gross tax appreciation of investments	$19,455,915
Gross tax depreciation of investments	(1,390,172)
Net tax appreciation (depreciation) of investments	$18,065,743

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
July 31, 2017

All Cap Growth - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.2%
Cubic Corp.	62,450	2,975,742
L3 Technologies, Inc.	55,575	9,723,958
		12,699,700
Air Freight and Logistics — 3.0%
FedEx Corp.	134,323	27,943,214
XPO Logistics, Inc.(1)	78,450	4,715,629
		32,658,843
Airlines — 0.4%
American Airlines Group, Inc.	81,984	4,135,273
Automobiles — 0.5%
Tesla, Inc.(1)	16,901	5,466,966
Banks — 2.1%
BankUnited, Inc.	106,482	3,665,110
SVB Financial Group(1)	44,724	7,980,551
Zions Bancorporation	256,623	11,630,154
		23,275,815
Beverages — 3.3%
Constellation Brands, Inc., Class A	42,224	8,164,010
Molson Coors Brewing Co., Class B	120,373	10,710,790
Monster Beverage Corp.(1)	330,329	17,424,855
		36,299,655
Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc.(1)	110,558	15,184,036
Celgene Corp.(1)	110,104	14,909,183
Incyte Corp.(1)	41,683	5,555,927
Shire plc	218,940	12,308,731
Shire plc ADR	49,741	8,333,607
		56,291,484
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	18,896	3,511,444
CBOE Holdings, Inc.	51,998	4,915,371
Charles Schwab Corp. (The)	261,588	11,222,125
S&P Global, Inc.	44,894	6,895,269
SEI Investments Co.	115,215	6,510,800
		33,055,009
Chemicals — 1.1%
Axalta Coating Systems Ltd.(1)	114,801	3,616,231
Ingevity Corp.(1)	49,531	2,897,564
Scotts Miracle-Gro Co. (The), Class A	55,158	5,294,616
		11,808,411
Commercial Services and Supplies — 0.7%
Brink's Co. (The)	103,228	8,067,268

Communications Equipment — 0.5%
Palo Alto Networks, Inc.(1)	42,944	5,659,160
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	101,126	5,331,363
Construction Materials — 1.2%
Vulcan Materials Co.	103,438	12,735,287
Consumer Finance — 0.3%
Discover Financial Services	54,074	3,295,270
Containers and Packaging — 1.0%
Ball Corp.	263,545	11,042,536
Electrical Equipment — 0.6%
AMETEK, Inc.	108,313	6,669,915
Electronic Equipment, Instruments and Components — 1.1%
Dolby Laboratories, Inc., Class A	204,709	10,593,691
National Instruments Corp.	27,842	1,145,420
		11,739,111
Equity Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	98,918	9,949,172
SBA Communications Corp., Class A(1)	67,659	9,306,496
		19,255,668
Food and Staples Retailing — 1.1%
Costco Wholesale Corp.	74,500	11,808,995
Food Products — 2.4%
Dean Foods Co.	184,059	2,760,885
Mondelez International, Inc., Class A	332,687	14,644,882
TreeHouse Foods, Inc.(1)	98,202	8,330,475
		25,736,242
Health Care Equipment and Supplies — 3.7%
Baxter International, Inc.	217,380	13,147,142
Hill-Rom Holdings, Inc.	46,930	3,497,224
Nevro Corp.(1)	40,351	3,472,607
NuVasive, Inc.(1)	74,218	4,882,802
Teleflex, Inc.	55,454	11,491,178
West Pharmaceutical Services, Inc.	40,668	3,607,252
		40,098,205
Health Care Providers and Services — 3.2%
Aetna, Inc.	61,164	9,438,217
Amedisys, Inc.(1)	181,548	8,598,113
Envision Healthcare Corp.(1)	70,544	3,980,798
Humana, Inc.	57,053	13,190,654
		35,207,782
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc., Class A(1)	9,566	3,288,504
Las Vegas Sands Corp.	88,994	5,482,920
MGM Resorts International	348,182	11,465,633
Starbucks Corp.	309,171	16,689,051
		36,926,108
Household Durables — 1.9%
Newell Brands, Inc.	398,249	20,995,687

Internet and Direct Marketing Retail — 5.2%
Amazon.com, Inc.(1)	42,888	42,363,909
Expedia, Inc.	35,246	5,514,942
Priceline Group, Inc. (The)(1)	4,239	8,598,811
		56,477,662
Internet Software and Services — 12.2%
Alibaba Group Holding Ltd. ADR(1)	53,026	8,216,379
Alphabet, Inc., Class A(1)	76,573	72,399,771
Alphabet, Inc., Class C(1)	7,470	6,950,835
Facebook, Inc., Class A(1)	270,681	45,812,759
		133,379,744
IT Services — 6.4%
Alliance Data Systems Corp.	66,179	15,977,596
Booz Allen Hamilton Holding Corp., Class A	280,296	9,614,153
DXC Technology Co.	40,415	3,167,728
MasterCard, Inc., Class A	218,997	27,987,816
Visa, Inc., Class A	128,529	12,796,347
		69,543,640
Life Sciences Tools and Services — 0.8%
Bio-Techne Corp.	72,795	8,437,668
Machinery — 2.7%
Ingersoll-Rand plc	57,583	5,060,394
Kennametal, Inc.	214,958	7,931,950
Middleby Corp. (The)(1)	89,973	11,757,672
Snap-on, Inc.	27,842	4,293,236
		29,043,252
Media — 1.9%
Comcast Corp., Class A	514,766	20,822,285
Multiline Retail — 0.5%
Dollar Tree, Inc.(1)	83,715	6,034,177
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	32,920	4,288,159
Pioneer Natural Resources Co.	20,932	3,414,009
Range Resources Corp.	147,727	3,118,517
		10,820,685
Pharmaceuticals — 2.9%
Eli Lilly & Co.	87,128	7,202,001
Jazz Pharmaceuticals plc(1)	71,133	10,926,740
Zoetis, Inc.	218,179	13,640,551
		31,769,292
Road and Rail — 0.9%
Canadian Pacific Railway Ltd.	33,041	5,166,621
Norfolk Southern Corp.	44,616	5,022,869
		10,189,490
Semiconductors and Semiconductor Equipment — 2.3%
Broadcom Ltd.	78,856	19,450,621
KLA-Tencor Corp.	67,120	6,217,326
		25,667,947

Software — 8.5%
Adobe Systems, Inc.(1)	100,553	14,730,009
Autodesk, Inc.(1)	29,217	3,236,951
Electronic Arts, Inc.(1)	133,113	15,539,612
Microsoft Corp.	529,370	38,485,199
Oracle Corp. (New York)	129,462	6,464,038
salesforce.com, Inc.(1)	156,188	14,181,870
		92,637,679
Specialty Retail — 5.2%
Burlington Stores, Inc.(1)	42,275	3,679,193
Home Depot, Inc. (The)	92,722	13,871,211
Lowe's Cos., Inc.	319,890	24,759,486
O'Reilly Automotive, Inc.(1)	44,966	9,186,554
Ross Stores, Inc.	89,346	4,942,621
		56,439,065
Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	298,323	44,369,580
Textiles, Apparel and Luxury Goods — 0.6%
NIKE, Inc., Class B	106,937	6,314,630
Tobacco — 1.0%
Philip Morris International, Inc.	90,958	10,615,708
Trading Companies and Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	38,911	2,770,852
TOTAL COMMON STOCKS (Cost $724,309,528)		1,085,593,109
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $3,103,866), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $3,043,518)		3,043,444
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,529,634), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $3,459,033)		3,459,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	558	558
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,503,002)		6,503,002
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $730,812,530)		1,092,096,111
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,914,087)
TOTAL NET ASSETS — 100.0%		$1,090,182,024

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	243,058	USD	188,858	Morgan Stanley	9/29/17	6,253
CAD	201,276	USD	160,282	Morgan Stanley	9/29/17	1,289
CAD	136,028	USD	108,812	Morgan Stanley	9/29/17	382
CAD	154,513	USD	118,688	Morgan Stanley	9/29/17	5,344
USD	5,053,766	CAD	6,654,243	Morgan Stanley	9/29/17	(287,813)
GBP	547,837	USD	714,396	Morgan Stanley	9/29/17	9,839
GBP	478,191	USD	615,750	Morgan Stanley	9/29/17	16,414
GBP	355,706	USD	462,285	Morgan Stanley	9/29/17	7,955
GBP	360,599	USD	469,576	Morgan Stanley	9/29/17	7,133
USD	19,202,643	GBP	14,990,939	Morgan Stanley	9/29/17	(615,233)
USD	416,506	GBP	320,476	Morgan Stanley	9/29/17	(7,160)
USD	642,404	GBP	491,254	Morgan Stanley	9/29/17	(7,029)
						(862,626)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,073,284,378	12,308,731	—
Temporary Cash Investments	558	6,502,444	—
	1,073,284,936	18,811,175	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	54,609	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	917,235	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$731,266,581
Gross tax appreciation of investments	$374,111,409
Gross tax depreciation of investments	(13,281,879)
Net tax appreciation (depreciation) of investments	$360,829,530

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2017

Balanced - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.2%
Aerospace and Defense — 1.7%
Boeing Co. (The)	35,681	8,651,215
United Technologies Corp.	51,841	6,146,788
		14,798,003
Auto Components — 0.6%
Delphi Automotive plc	49,947	4,516,208
LCI Industries	4,090	436,607
		4,952,815
Automobiles — 0.5%
Ford Motor Co.	403,064	4,522,378
Banks — 2.4%
Bank of America Corp.	62,748	1,513,482
Citigroup, Inc.	31,811	2,177,463
East West Bancorp, Inc.	51,930	2,958,971
JPMorgan Chase & Co.	38,081	3,495,836
PNC Financial Services Group, Inc. (The)	10,006	1,288,773
U.S. Bancorp	114,862	6,062,416
Valley National Bancorp	90,056	1,069,865
Wells Fargo & Co.	38,452	2,074,101
		20,640,907
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	8,296	1,300,813
Coca-Cola Co. (The)	1,209	55,420
PepsiCo, Inc.	792	92,355
		1,448,588
Biotechnology — 2.9%
AbbVie, Inc.	90,509	6,327,484
Amgen, Inc.	42,124	7,351,059
Biogen, Inc.(1)	12,423	3,597,577
Celgene Corp.(1)	51,894	7,026,966
Gilead Sciences, Inc.	12,241	931,418
		25,234,504
Building Products — 0.3%
Owens Corning	30,868	2,069,700
USG Corp.(1)	18,983	513,300
		2,583,000
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	17,991	3,343,267
BlackRock, Inc.	4,762	2,031,136
Evercore Partners, Inc., Class A	53,424	4,201,798
Goldman Sachs Group, Inc. (The)	16,326	3,678,738
		13,254,939
Chemicals — 2.0%
Air Products & Chemicals, Inc.	33,357	4,741,698
Cabot Corp.	73,745	4,006,566
FMC Corp.	43,652	3,334,140
Huntsman Corp.	76,545	2,037,628
Monsanto Co.	10,809	1,262,707

PPG Industries, Inc.	22,065	2,322,341
		17,705,080
Commercial Services and Supplies — 0.2%
MSA Safety, Inc.	2,164	173,466
Waste Management, Inc.	26,216	1,970,133
		2,143,599
Communications Equipment — 0.9%
Cisco Systems, Inc.	243,908	7,670,907
Consumer Finance — 0.3%
Credit Acceptance Corp.(1)	6,527	1,625,875
OneMain Holdings, Inc., Class A(1)	28,820	770,647
		2,396,522
Diversified Consumer Services — 0.5%
H&R Block, Inc.	133,817	4,081,418
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	21,469	3,756,431
Leucadia National Corp.	112,435	2,926,683
		6,683,114
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	125,332	4,887,948
Verizon Communications, Inc.	11,171	540,676
		5,428,624
Electric Utilities — 0.5%
ALLETE, Inc.	2,603	190,722
FirstEnergy Corp.	126,827	4,047,049
		4,237,771
Electrical Equipment — 0.5%
Eaton Corp. plc	59,223	4,634,200
Energy Equipment and Services — 1.2%
Baker Hughes a GE Co.	12,907	476,139
Dril-Quip, Inc.(1)	57,178	2,550,139
Halliburton Co.	19,381	822,530
Schlumberger Ltd.	92,304	6,332,054
TechnipFMC plc(1)	12,986	370,621
		10,551,483
Equity Real Estate Investment Trusts (REITs) — 1.0%
Care Capital Properties, Inc.	74,635	1,807,660
Gaming and Leisure Properties, Inc.	63,596	2,412,832
Potlatch Corp.	6,427	307,532
WP Carey, Inc.	60,242	4,127,179
		8,655,203
Food and Staples Retailing — 2.0%
CVS Health Corp.	74,961	5,991,633
Wal-Mart Stores, Inc.	74,995	5,998,850
Walgreens Boots Alliance, Inc.	67,535	5,448,048
		17,438,531
Food Products — 1.1%
Campbell Soup Co.	32,511	1,717,556
Conagra Brands, Inc.	94,915	3,249,890
Tyson Foods, Inc., Class A	69,600	4,409,856
		9,377,302
Gas Utilities — 0.3%
National Fuel Gas Co.	43,727	2,589,076

Health Care Equipment and Supplies — 2.5%
Becton Dickinson and Co.	26,893	5,416,250
Cooper Cos., Inc. (The)	2,936	716,002
CR Bard, Inc.	1,759	563,935
Hologic, Inc.(1)	94,076	4,159,100
Medtronic plc	79,085	6,640,768
Teleflex, Inc.	1,695	351,238
Zimmer Biomet Holdings, Inc.	35,025	4,249,233
		22,096,526
Health Care Providers and Services — 2.4%
Anthem, Inc.	25,592	4,765,487
Cigna Corp.	28,604	4,964,510
Humana, Inc.	10,160	2,348,992
UnitedHealth Group, Inc.	47,146	9,043,074
		21,122,063
Hotels, Restaurants and Leisure — 1.4%
Aramark	5,229	208,428
Carnival Corp.	71,393	4,767,625
Las Vegas Sands Corp.	43,148	2,658,348
Royal Caribbean Cruises Ltd.	37,840	4,278,569
		11,912,970
Household Durables — 0.2%
Garmin Ltd.	16,347	820,456
NVR, Inc.(1)	451	1,177,308
		1,997,764
Household Products — 1.0%
Kimberly-Clark Corp.	33,965	4,183,129
Procter & Gamble Co. (The)	16,766	1,522,688
Spectrum Brands Holdings, Inc.	29,531	3,409,059
		9,114,876
Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	39,449	3,849,828
General Electric Co.	71,100	1,820,871
Honeywell International, Inc.	45,312	6,167,869
		11,838,568
Insurance — 1.6%
Allstate Corp. (The)	53,718	4,888,338
Assurant, Inc.	12,077	1,271,346
Everest Re Group Ltd.	14,493	3,802,818
Loews Corp.	15,398	749,575
Old Republic International Corp.	50,565	992,085
Travelers Cos., Inc. (The)	19,408	2,485,971
		14,190,133
Internet and Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	13,683	13,515,794
Internet Software and Services — 3.3%
Alphabet, Inc., Class A(1)	18,681	17,662,885
Facebook, Inc., Class A(1)	65,619	11,106,016
		28,768,901
IT Services — 0.9%
Fidelity National Information Services, Inc.	14,644	1,335,826
International Business Machines Corp.	46,741	6,762,020
		8,097,846

Leisure Products — 0.4%
Brunswick Corp.	64,427	3,647,212
Machinery — 2.0%
Barnes Group, Inc.	2,106	126,739
Cummins, Inc.	28,980	4,865,742
Donaldson Co., Inc.	7,169	340,456
Fortive Corp.	6,356	411,487
Oshkosh Corp.	50,154	3,453,605
Parker-Hannifin Corp.	13,336	2,213,509
Snap-on, Inc.	12,791	1,972,372
Stanley Black & Decker, Inc.	8,234	1,158,442
Toro Co. (The)	40,024	2,845,306
		17,387,658
Media — 0.7%
DISH Network Corp., Class A(1)	20,053	1,283,994
MSG Networks, Inc., Class A(1)	44,771	958,099
Omnicom Group, Inc.	24,569	1,934,563
Time Warner, Inc.	18,579	1,902,861
		6,079,517
Metals and Mining — 0.7%
Barrick Gold Corp.	81,342	1,375,493
Nucor Corp.	70,195	4,048,146
Reliance Steel & Aluminum Co.	15,343	1,110,219
		6,533,858
Oil, Gas and Consumable Fuels — 1.6%
Chevron Corp.	9,737	1,063,183
Devon Energy Corp.	6,406	213,384
Exxon Mobil Corp.	121,314	9,709,972
Kinder Morgan, Inc.	14,390	293,988
Williams Cos., Inc. (The)	82,682	2,627,634
		13,908,161
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	14,239	902,183
Pharmaceuticals — 2.2%
Johnson & Johnson	48,171	6,393,255
Merck & Co., Inc.	128,595	8,214,649
Pfizer, Inc.	146,927	4,872,099
		19,480,003
Professional Services — 0.3%
ManpowerGroup, Inc.	25,257	2,706,288
Real Estate Management and Development — 0.3%
Realogy Holdings Corp.	90,876	3,017,083
Road and Rail — 0.7%
Union Pacific Corp.	56,560	5,823,418
Semiconductors and Semiconductor Equipment — 3.5%
Analog Devices, Inc.	8,772	693,076
Applied Materials, Inc.	127,772	5,661,577
Broadcom Ltd.	5,879	1,450,114
Intel Corp.	230,705	8,183,106
Lam Research Corp.	30,798	4,911,049
QUALCOMM, Inc.	80,123	4,261,743
Texas Instruments, Inc.	68,432	5,568,996
		30,729,661

Software — 4.5%
Activision Blizzard, Inc.	65,493	4,046,158
Adobe Systems, Inc.(1)	40,750	5,969,468
Intuit, Inc.	23,426	3,214,281
Microsoft Corp.	195,627	14,222,083
Oracle Corp. (New York)	138,547	6,917,652
Synopsys, Inc.(1)	7,502	574,428
VMware, Inc., Class A(1)	48,588	4,504,593
		39,448,663
Specialty Retail — 1.4%
Aaron's, Inc.	14,429	667,774
Best Buy Co., Inc.	80,506	4,696,720
Lowe's Cos., Inc.	66,438	5,142,301
Williams-Sonoma, Inc.	32,189	1,494,536
		12,001,331
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	107,682	16,015,544
Western Digital Corp.	2,498	212,630
		16,228,174
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	111,979	4,302,233
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	5,234	622,637
TOTAL COMMON STOCKS (Cost $403,620,257)		516,501,485
U.S. TREASURY SECURITIES — 13.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,050,000	1,179,445
U.S. Treasury Bonds, 4.375%, 11/15/39	2,500,000	3,168,602
U.S. Treasury Bonds, 4.375%, 5/15/41	1,600,000	2,037,875
U.S. Treasury Bonds, 3.125%, 11/15/41	2,200,000	2,313,610
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	205,652
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,137,507
U.S. Treasury Bonds, 2.875%, 5/15/43	1,420,000	1,422,607
U.S. Treasury Bonds, 3.75%, 11/15/43	250,000	291,631
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,917,961
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,616,939
U.S. Treasury Bonds, 2.50%, 2/15/45	5,520,000	5,109,019
U.S. Treasury Bonds, 3.00%, 5/15/45	350,000	357,766
U.S. Treasury Bonds, 3.00%, 11/15/45	350,000	357,602
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,498,733
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,395,209
U.S. Treasury Notes, 1.00%, 3/15/18	7,150,000	7,141,491
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,196,194
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	884,024
U.S. Treasury Notes, 1.375%, 7/31/18(2)	1,130,000	1,131,390
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,349,267
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	200,215
U.S. Treasury Notes, 1.125%, 1/31/19	2,000,000	1,994,960
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	3,008,319
U.S. Treasury Notes, 1.625%, 7/31/19	1,350,000	1,357,331
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,395,499
U.S. Treasury Notes, 1.75%, 9/30/19	2,600,000	2,621,024
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,665,667
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,606,245

U.S. Treasury Notes, 1.625%, 12/31/19	950,000	954,898
U.S. Treasury Notes, 1.375%, 1/15/20	3,000,000	2,997,186
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,944,528
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,496,426
U.S. Treasury Notes, 1.50%, 5/15/20	9,800,000	9,806,507
U.S. Treasury Notes, 1.625%, 6/30/20	2,350,000	2,358,354
U.S. Treasury Notes, 2.25%, 4/30/21	2,000,000	2,043,046
U.S. Treasury Notes, 2.00%, 10/31/21	12,380,000	12,507,663
U.S. Treasury Notes, 1.875%, 1/31/22	4,600,000	4,617,342
U.S. Treasury Notes, 1.875%, 4/30/22	3,500,000	3,508,886
U.S. Treasury Notes, 1.50%, 2/28/23	2,100,000	2,052,053
U.S. Treasury Notes, 1.375%, 6/30/23	780,000	753,721
U.S. Treasury Notes, 1.375%, 8/31/23	1,350,000	1,301,590
U.S. Treasury Notes, 2.25%, 11/15/25	2,000,000	2,005,430
TOTAL U.S. TREASURY SECURITIES (Cost $114,031,102)		114,909,414
CORPORATE BONDS — 11.7%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22	190,000	189,343
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	263,497
Lockheed Martin Corp., 3.55%, 1/15/26	300,000	313,477
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	78,795
Rockwell Collins, Inc., 4.35%, 4/15/47	80,000	84,482
United Technologies Corp., 6.05%, 6/1/36	250,000	322,001
United Technologies Corp., 3.75%, 11/1/46	100,000	98,438
		1,350,033
Auto Components†
Tenneco, Inc., 5.00%, 7/15/26	90,000	91,800
ZF North America Capital, Inc., 4.00%, 4/29/20(3)	150,000	154,313
		246,113
Automobiles — 0.4%
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	70,002
American Honda Finance Corp., 2.125%, 10/10/18	150,000	151,139
Ford Motor Co., 4.35%, 12/8/26	240,000	248,578
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	400,000	410,034
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	170,551
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	491,896
General Motors Co., 5.00%, 4/1/35	210,000	214,741
General Motors Financial Co., Inc., 3.25%, 5/15/18	350,000	353,886
General Motors Financial Co., Inc., 3.10%, 1/15/19	110,000	111,703
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	630,648
General Motors Financial Co., Inc., 5.25%, 3/1/26	260,000	282,544
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	150,000	153,375
		3,289,097
Banks — 1.7%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)	230,000	231,150
Bank of America Corp., 4.10%, 7/24/23	70,000	74,480
Bank of America Corp., MTN, 5.625%, 7/1/20	310,000	339,963
Bank of America Corp., MTN, 4.00%, 4/1/24	420,000	444,098
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	397,915
Bank of America Corp., MTN, 4.00%, 1/22/25	600,000	618,919
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	126,375
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47	140,000	149,457
Barclays Bank plc, 5.14%, 10/14/20	200,000	214,770

Barclays plc, 4.375%, 1/12/26	200,000	209,549
BPCE SA, 3.00%, 5/22/22(3)	250,000	253,051
BPCE SA, 5.15%, 7/21/24(3)	200,000	215,423
Branch Banking & Trust Co., 3.625%, 9/16/25	113,000	118,034
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	137,794
Capital One Financial Corp., 4.20%, 10/29/25	445,000	455,588
Capital One N.A., 2.35%, 8/17/18	250,000	251,546
Citigroup, Inc., 2.90%, 12/8/21	400,000	406,077
Citigroup, Inc., 4.05%, 7/30/22	70,000	73,486
Citigroup, Inc., 3.20%, 10/21/26	365,000	356,846
Citigroup, Inc., 4.45%, 9/29/27	1,040,000	1,096,676
Commerzbank AG, 8.125%, 9/19/23(3)	200,000	243,148
Cooperatieve Rabobank UA, 3.875%, 2/8/22	430,000	458,448
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	117,203
Fifth Third Bank, 2.875%, 10/1/21	250,000	255,117
HBOS plc, MTN, 6.75%, 5/21/18(3)	300,000	311,150
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	257,466
Intesa Sanpaolo SpA, 3.125%, 7/14/22(3)	220,000	221,718
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)	230,000	235,058
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	423,806
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	498,349
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	227,320
JPMorgan Chase & Co., 3.875%, 9/10/24	770,000	799,614
JPMorgan Chase & Co., 3.125%, 1/23/25	570,000	571,010
JPMorgan Chase & Co., 4.95%, 6/1/45	100,000	113,008
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27	320,000	323,224
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37	200,000	200,417
KeyCorp, MTN, 2.30%, 12/13/18	220,000	221,561
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22	300,000	299,441
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	213,735
SunTrust Bank, 3.30%, 5/15/26	200,000	198,121
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(3)	350,000	365,699
U.S. Bancorp, MTN, 3.00%, 3/15/22	110,000	113,412
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	344,174
Wells Fargo & Co., 3.07%, 1/24/23	210,000	213,653
Wells Fargo & Co., 4.125%, 8/15/23	200,000	213,054
Wells Fargo & Co., 3.00%, 4/22/26	350,000	344,957
Wells Fargo & Co., MTN, 2.60%, 7/22/20	320,000	325,589
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	164,795
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	219,501
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	213,623
Wells Fargo & Co., MTN, 4.75%, 12/7/46	120,000	130,291
		15,008,859
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	670,000	696,025
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	250,000	259,006
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	500,000	564,710
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	390,000	423,771
Constellation Brands, Inc., 4.75%, 12/1/25	330,000	363,836
Molson Coors Brewing Co., 3.00%, 7/15/26	250,000	243,836
		2,551,184
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	620,000	632,231

AbbVie, Inc., 3.60%, 5/14/25	120,000	124,152
AbbVie, Inc., 4.40%, 11/6/42	240,000	249,713
AbbVie, Inc., 4.45%, 5/14/46	40,000	41,906
Amgen, Inc., 2.65%, 5/11/22	390,000	395,073
Amgen, Inc., 4.66%, 6/15/51	289,000	315,748
Biogen, Inc., 3.625%, 9/15/22	370,000	389,312
Celgene Corp., 3.25%, 8/15/22	190,000	196,612
Celgene Corp., 3.625%, 5/15/24	300,000	314,276
Celgene Corp., 3.875%, 8/15/25	300,000	318,635
Celgene Corp., 5.00%, 8/15/45	90,000	102,892
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	336,432
Gilead Sciences, Inc., 3.65%, 3/1/26	680,000	709,734
		4,126,716
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	182,779
Capital Markets†
Jefferies Group LLC, 5.125%, 4/13/18	110,000	112,486
Jefferies Group LLC, 4.85%, 1/15/27	110,000	116,717
		229,203
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	160,000	168,200
Dow Chemical Co. (The), 4.375%, 11/15/42	170,000	175,737
Eastman Chemical Co., 3.60%, 8/15/22	95,000	99,163
Ecolab, Inc., 4.35%, 12/8/21	250,000	272,449
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	208,907
LyondellBasell Industries NV, 4.625%, 2/26/55	140,000	142,678
Sherwin-Williams Co. (The), 3.45%, 6/1/27	150,000	153,145
		1,220,279
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	220,000	230,368
Waste Management, Inc., 4.10%, 3/1/45	150,000	157,282
		387,650
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	169,194
CommScope Technologies LLC, 5.00%, 3/15/27(3)	160,000	160,800
		329,994
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	170,100
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18	220,000	220,027
American Express Credit Corp., MTN, 2.60%, 9/14/20	115,000	117,090
American Express Credit Corp., MTN, 2.25%, 5/5/21	250,000	250,551
American Express Credit Corp., MTN, 3.30%, 5/3/27	140,000	141,198
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,999
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	254,005
CIT Group, Inc., 5.00%, 8/15/22	90,000	97,533
Discover Bank, 3.45%, 7/27/26	250,000	246,071
Equifax, Inc., 3.30%, 12/15/22	140,000	144,223
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	150,000	159,372
PNC Bank N.A., 1.95%, 3/4/19	300,000	301,149
Synchrony Financial, 2.60%, 1/15/19	160,000	161,270
Synchrony Financial, 3.00%, 8/15/19	90,000	91,456
		2,434,944

Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	180,000	184,275
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	250,000	265,000
WestRock RKT Co., 4.00%, 3/1/23	240,000	253,606
		702,881
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	107,855
George Washington University (The), 3.55%, 9/15/46	115,000	105,567
		213,422
Diversified Financial Services — 1.1%
Ally Financial, Inc., 3.50%, 1/27/19	100,000	101,750
Ally Financial, Inc., 4.625%, 3/30/25	100,000	103,742
Banco Santander SA, 3.50%, 4/11/22	400,000	411,836
BNP Paribas SA, 4.375%, 9/28/25(3)	200,000	208,539
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	255,997
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	289,107
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	701,725
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	865,464
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	110,000	119,018
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	519,149
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	467,742
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	130,000	135,554
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	100,000	99,908
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	113,424
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	400,000	445,227
HSBC Holdings plc, 2.95%, 5/25/21	800,000	815,517
HSBC Holdings plc, 4.30%, 3/8/26	400,000	429,651
HSBC Holdings plc, 4.375%, 11/23/26	220,000	231,632
HSBC Holdings plc, VRN, 3.26%, 3/13/22	220,000	225,447
Morgan Stanley, 2.75%, 5/19/22	200,000	200,477
Morgan Stanley, 4.375%, 1/22/47	90,000	94,619
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	935,385
Morgan Stanley, MTN, 3.70%, 10/23/24	460,000	476,616
Morgan Stanley, MTN, 4.00%, 7/23/25	810,000	850,966
S&P Global, Inc., 3.30%, 8/14/20	120,000	123,535
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	300,000	308,551
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(3)	200,000	211,866
		9,742,444
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	250,000	272,091
AT&T, Inc., 3.60%, 2/17/23	200,000	207,129
AT&T, Inc., 4.45%, 4/1/24	120,000	127,793
AT&T, Inc., 3.40%, 5/15/25	890,000	878,444
AT&T, Inc., 6.55%, 2/15/39	287,000	349,222
AT&T, Inc., 4.30%, 12/15/42	130,000	119,977
AT&T, Inc., 5.15%, 2/14/50(4)	50,000	50,016
British Telecommunications plc, 5.95%, 1/15/18	480,000	489,376
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	148,706
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	290,000	294,900
Frontier Communications Corp., 8.50%, 4/15/20	59,000	60,180
Orange SA, 4.125%, 9/14/21	210,000	224,931
Orange SA, 5.50%, 2/6/44	80,000	96,103
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	110,458

Telefonica Emisiones SAU, 5.21%, 3/8/47	180,000	199,984
Verizon Communications, Inc., 2.45%, 11/1/22	130,000	127,859
Verizon Communications, Inc., 2.625%, 8/15/26	160,000	148,416
Verizon Communications, Inc., 4.125%, 3/16/27	150,000	154,296
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	599,406
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	147,806
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	246,591
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	194,857
		5,248,541
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25	40,000	32,000
Halliburton Co., 3.80%, 11/15/25	220,000	227,628
		259,628
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	141,057
American Tower Corp., 3.375%, 10/15/26	280,000	277,414
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	80,000	80,896
Boston Properties LP, 3.65%, 2/1/26	160,000	164,426
Crown Castle International Corp., 5.25%, 1/15/23	180,000	201,299
Crown Castle International Corp., 4.45%, 2/15/26	40,000	42,752
Essex Portfolio LP, 3.625%, 8/15/22	150,000	154,926
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,437
Hospitality Properties Trust, 4.65%, 3/15/24	190,000	199,398
Kilroy Realty LP, 3.80%, 1/15/23	140,000	145,047
Kilroy Realty LP, 4.375%, 10/1/25	140,000	147,737
Kimco Realty Corp., 2.80%, 10/1/26	240,000	224,688
Simon Property Group LP, 3.25%, 11/30/26	150,000	150,904
Ventas Realty LP, 4.125%, 1/15/26	100,000	104,331
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	240,343
Welltower, Inc., 3.75%, 3/15/23	130,000	136,423
		2,462,078
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	220,000	230,201
CVS Health Corp., 2.75%, 12/1/22	170,000	171,760
CVS Health Corp., 5.125%, 7/20/45	160,000	184,601
Dollar General Corp., 3.25%, 4/15/23	160,000	163,912
Kroger Co. (The), 3.30%, 1/15/21	330,000	339,944
Kroger Co. (The), 3.70%, 8/1/27	100,000	100,485
Kroger Co. (The), 3.875%, 10/15/46	150,000	133,281
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)	350,000	347,608
Sysco Corp., 3.30%, 7/15/26	100,000	100,778
Target Corp., 2.50%, 4/15/26	310,000	298,443
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	434,650
		2,505,663
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	100,000	103,541
Kraft Heinz Foods Co., 5.20%, 7/15/45	140,000	152,583
Kraft Heinz Foods Co., 4.375%, 6/1/46	70,000	68,403
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	210,000	220,238
		544,765
Gas Utilities — 0.6%
Boardwalk Pipelines LP, 4.45%, 7/15/27	110,000	113,567
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	134,319

Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	106,581
Enbridge, Inc., 4.00%, 10/1/23	140,000	147,878
Enbridge, Inc., 4.50%, 6/10/44	120,000	120,957
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	170,250
Energy Transfer LP, 4.15%, 10/1/20	200,000	208,706
Energy Transfer LP, 3.60%, 2/1/23	160,000	162,022
Energy Transfer LP, 4.90%, 3/15/35	70,000	69,198
Energy Transfer LP, 6.50%, 2/1/42	180,000	203,237
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	494,501
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	143,500
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	231,441
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	183,390
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	242,011
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	161,562
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	108,483
MPLX LP, 4.875%, 6/1/25	410,000	439,499
MPLX LP, 5.20%, 3/1/47	50,000	51,929
ONEOK, Inc., 4.00%, 7/13/27	120,000	121,918
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	318,439
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	450,000	501,367
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	332,135
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	100,000	98,912
Williams Cos., Inc. (The), 3.70%, 1/15/23	100,000	99,468
Williams Partners LP, 4.125%, 11/15/20	200,000	210,145
Williams Partners LP, 5.10%, 9/15/45	200,000	208,550
		5,383,965
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	110,000	110,383
Abbott Laboratories, 3.75%, 11/30/26	300,000	309,920
Becton Dickinson and Co., 3.73%, 12/15/24	280,000	288,793
Becton Dickinson and Co., 3.70%, 6/6/27	120,000	121,441
Medtronic, Inc., 2.50%, 3/15/20	130,000	132,416
Medtronic, Inc., 3.50%, 3/15/25	230,000	241,456
Medtronic, Inc., 4.375%, 3/15/35	360,000	399,967
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	156,703
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	153,746
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	127,808
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	130,007
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	121,529
		2,294,169
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	131,856
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	163,126
Express Scripts Holding Co., 3.40%, 3/1/27	80,000	79,011
HCA, Inc., 3.75%, 3/15/19	310,000	318,138
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	99,290
Kaiser Foundation Hospitals, 4.15%, 5/1/47	80,000	84,029
Mylan NV, 3.95%, 6/15/26	130,000	133,175
NYU Hospitals Center, 4.43%, 7/1/42	90,000	93,549
Tenet Healthcare Corp., 4.625%, 7/15/24(3)	158,000	157,605
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	236,131
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	317,574
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	223,498

Universal Health Services, Inc., 4.75%, 8/1/22(3)		130,000	134,225
			2,171,207
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(3)		100,000	106,625
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(3)		170,000	172,125
McDonald's Corp., MTN, 3.25%, 6/10/24		100,000	102,714
McDonald's Corp., MTN, 3.375%, 5/26/25		80,000	82,234
McDonald's Corp., MTN, 4.45%, 3/1/47		330,000	350,506
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		130,000	144,696
			958,900
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18		270,000	271,327
D.R. Horton, Inc., 5.75%, 8/15/23		110,000	125,557
Lennar Corp., 4.75%, 12/15/17		210,000	210,714
Lennar Corp., 4.75%, 4/1/21		152,000	160,892
M.D.C. Holdings, Inc., 5.50%, 1/15/24		140,000	150,500
Newell Brands, Inc., 4.20%, 4/1/26		110,000	117,922
Newell Brands, Inc., 5.50%, 4/1/46		260,000	313,779
Toll Brothers Finance Corp., 6.75%, 11/1/19		100,000	109,125
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	103,000
			1,562,816
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		130,000	135,935
General Electric Co., 2.70%, 10/9/22		210,000	214,705
General Electric Co., 4.125%, 10/9/42		180,000	188,974
General Electric Co., MTN, 4.375%, 9/16/20		250,000	268,347
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		170,000	175,759
			983,720
Insurance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	154,197
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		300,000	325,364
American International Group, Inc., 4.125%, 2/15/24		550,000	585,641
American International Group, Inc., 4.50%, 7/16/44		120,000	124,969
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		230,000	238,680
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	245,362
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	285,245
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	114,009
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	300,000	387,757
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$50,000	62,070
International Lease Finance Corp., 6.25%, 5/15/19		100,000	107,277
Markel Corp., 4.90%, 7/1/22		190,000	207,593
Markel Corp., 3.625%, 3/30/23		100,000	103,695
MetLife, Inc., 4.125%, 8/13/42		110,000	113,252
MetLife, Inc., 4.875%, 11/13/43		110,000	125,745
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		200,000	204,667
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	72,110
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		70,000	76,535
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		370,000	452,717
Travelers Cos., Inc. (The), 4.30%, 8/25/45		60,000	64,413
Voya Financial, Inc., 5.70%, 7/15/43		160,000	187,724
WR Berkley Corp., 4.625%, 3/15/22		130,000	141,421

WR Berkley Corp., 4.75%, 8/1/44	90,000	91,701
		4,472,144
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	71,000	74,584
Fidelity National Information Services, Inc., 3.00%, 8/15/26	200,000	196,402
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	280,000	289,944
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	130,000	137,877
		698,807
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	290,000	301,237
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	220,000	227,927
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	94,843
21st Century Fox America, Inc., 4.75%, 9/15/44	80,000	85,402
CBS Corp., 3.50%, 1/15/25	120,000	122,201
CBS Corp., 4.85%, 7/1/42	60,000	63,475
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	870,000	936,629
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	70,000	82,915
Comcast Corp., 6.40%, 5/15/38	310,000	418,143
Comcast Corp., 4.75%, 3/1/44	260,000	290,488
Discovery Communications LLC, 5.625%, 8/15/19	56,000	59,814
Discovery Communications LLC, 3.25%, 4/1/23	140,000	140,292
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	168,740
Lamar Media Corp., 5.375%, 1/15/24	180,000	190,350
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	411,056
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	122,812
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	160,000	165,400
Omnicom Group, Inc., 3.60%, 4/15/26	270,000	274,515
TEGNA, Inc., 5.125%, 7/15/20	330,000	339,075
Time Warner Cable LLC, 6.75%, 7/1/18	130,000	135,732
Time Warner Cable LLC, 5.50%, 9/1/41	70,000	75,655
Time Warner Cable LLC, 4.50%, 9/15/42	100,000	94,274
Time Warner, Inc., 4.70%, 1/15/21	140,000	151,182
Time Warner, Inc., 3.60%, 7/15/25	400,000	404,968
Time Warner, Inc., 3.80%, 2/15/27	150,000	152,179
Time Warner, Inc., 5.35%, 12/15/43	120,000	131,811
Viacom, Inc., 3.125%, 6/15/22	190,000	190,644
Viacom, Inc., 4.25%, 9/1/23	160,000	166,518
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	200,000	208,750
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	80,000	84,110
		5,989,900
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	85,948
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	110,000	118,960
Southern Copper Corp., 5.25%, 11/8/42	100,000	103,726
Steel Dynamics, Inc., 5.00%, 12/15/26	200,000	211,500
Vale Overseas Ltd., 5.625%, 9/15/19	90,000	95,940
Vale Overseas Ltd., 6.25%, 8/10/26	150,000	167,100
		783,174
Multi-Utilities — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	180,000	187,650
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	165,873
CMS Energy Corp., 8.75%, 6/15/19	180,000	201,731

Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	155,787
Dominion Energy, Inc., 6.40%, 6/15/18	190,000	197,745
Dominion Energy, Inc., 2.75%, 9/15/22	210,000	211,119
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	310,166
Dominion Energy, Inc., 4.90%, 8/1/41	120,000	130,617
Duke Energy Corp., 3.55%, 9/15/21	90,000	94,023
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	150,083
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	219,120
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	137,305
Exelon Corp., 5.15%, 12/1/20	220,000	238,873
Exelon Corp., 4.45%, 4/15/46	140,000	145,982
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	127,564
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	72,153
FirstEnergy Corp., 4.25%, 3/15/23	180,000	192,134
FirstEnergy Corp., 4.85%, 7/15/47	90,000	92,559
Florida Power & Light Co., 4.125%, 2/1/42	140,000	149,630
Georgia Power Co., 4.30%, 3/15/42	70,000	73,403
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	234,600
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	276,278
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	299,535
NiSource Finance Corp., 5.65%, 2/1/45	140,000	170,317
Pacific Gas & Electric Co., 4.00%, 12/1/46	200,000	207,538
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	126,218
Progress Energy, Inc., 3.15%, 4/1/22	90,000	92,164
Sempra Energy, 2.875%, 10/1/22	200,000	201,941
Sempra Energy, 3.25%, 6/15/27	180,000	179,634
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	86,909
Southern Power Co., 5.15%, 9/15/41	40,000	43,212
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	165,668
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	101,945
		5,439,476
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	178,753
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	180,000	202,388
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	131,637
Antero Resources Corp., 5.00%, 3/1/25	230,000	227,700
Apache Corp., 4.75%, 4/15/43	120,000	122,681
BP Capital Markets plc, 4.50%, 10/1/20	100,000	107,705
BP Capital Markets plc, 2.75%, 5/10/23	200,000	201,474
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	110,000	107,430
Chevron Corp., 2.10%, 5/16/21	280,000	280,631
Cimarex Energy Co., 4.375%, 6/1/24	220,000	233,289
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	147,932
Concho Resources, Inc., 5.50%, 4/1/23	180,000	186,750
Concho Resources, Inc., 4.375%, 1/15/25	200,000	207,250
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	52,126
Ecopetrol SA, 5.875%, 5/28/45	90,000	84,798
Encana Corp., 6.50%, 2/1/38	170,000	200,028
EOG Resources, Inc., 5.625%, 6/1/19	150,000	159,768
EOG Resources, Inc., 4.10%, 2/1/21	130,000	137,102
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	282,215
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	101,986

Hess Corp., 6.00%, 1/15/40	190,000	199,575
Marathon Oil Corp., 3.85%, 6/1/25	210,000	209,830
Marathon Oil Corp., 5.20%, 6/1/45	90,000	89,906
Newfield Exploration Co., 5.75%, 1/30/22	220,000	233,475
Noble Energy, Inc., 4.15%, 12/15/21	290,000	307,006
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	129,737
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	251,616
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	58,950
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	53,415
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	212,163
Phillips 66, 4.30%, 4/1/22	250,000	268,903
Shell International Finance BV, 2.375%, 8/21/22	130,000	130,546
Shell International Finance BV, 3.25%, 5/11/25	200,000	205,931
Shell International Finance BV, 3.625%, 8/21/42	140,000	132,543
Statoil ASA, 2.45%, 1/17/23	190,000	189,552
Statoil ASA, 3.95%, 5/15/43	150,000	148,510
Suncor Energy, Inc., 6.50%, 6/15/38	70,000	91,005
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	121,832
		6,209,385
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	350,000	385,031
International Paper Co., 4.40%, 8/15/47	190,000	192,142
		577,173
Pharmaceuticals — 0.2%
Actavis, Inc., 3.25%, 10/1/22	200,000	206,197
Allergan Funding SCS, 3.85%, 6/15/24	320,000	336,781
Allergan Funding SCS, 4.55%, 3/15/35	150,000	161,151
Baxalta, Inc., 4.00%, 6/23/25	230,000	242,492
Forest Laboratories LLC, 4.875%, 2/15/21(3)	126,000	136,221
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	257,365
Merck & Co., Inc., 2.40%, 9/15/22	100,000	101,340
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	460,000	458,418
		1,899,965
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	184,397
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	58,148
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	240,791
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	189,500
CSX Corp., 3.40%, 8/1/24	180,000	186,683
CSX Corp., 3.25%, 6/1/27	250,000	252,497
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	41,071
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	207,075
Union Pacific Corp., 4.00%, 2/1/21	100,000	106,428
Union Pacific Corp., 4.75%, 9/15/41	150,000	171,147
Union Pacific Corp., 4.05%, 11/15/45	80,000	83,599
		1,721,336
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.15%, 5/11/27	190,000	192,490
Lam Research Corp., 2.80%, 6/15/21	330,000	337,410
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	200,000	209,840
QUALCOMM, Inc., 3.25%, 5/20/27	170,000	171,468
		911,208

Software — 0.3%
Microsoft Corp., 2.70%, 2/12/25	570,000	573,652
Microsoft Corp., 3.125%, 11/3/25	110,000	113,206
Microsoft Corp., 3.45%, 8/8/36	220,000	220,981
Microsoft Corp., 4.25%, 2/6/47	340,000	368,359
Oracle Corp., 2.50%, 10/15/22	260,000	263,091
Oracle Corp., 3.625%, 7/15/23	280,000	299,166
Oracle Corp., 2.65%, 7/15/26	100,000	97,718
Oracle Corp., 4.30%, 7/8/34	160,000	175,676
Oracle Corp., 4.00%, 7/15/46	150,000	152,976
		2,264,825
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	160,281
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	474,036
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	50,617
Lowe's Cos., Inc., 3.10%, 5/3/27	190,000	191,028
Lowe's Cos., Inc., 4.05%, 5/3/47	80,000	82,038
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	178,713
		1,136,713
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	180,000	185,575
Apple, Inc., 3.00%, 2/9/24	100,000	102,333
Apple, Inc., 2.50%, 2/9/25	540,000	531,093
Apple, Inc., 3.20%, 5/11/27	250,000	253,985
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	670,000	749,429
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	209,344
		2,031,759
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	210,000	216,825
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	270,000	275,665
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	319,510
Sprint Communications, Inc., 9.00%, 11/15/18(3)	74,000	80,198
		399,708
TOTAL CORPORATE BONDS (Cost $98,659,192)		102,069,203
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 1.78%, 8/15/17	86,333	88,774
FHLMC, VRN, 1.91%, 8/15/17	150,780	154,921
FHLMC, VRN, 1.99%, 8/15/17	128,047	132,273
FHLMC, VRN, 2.32%, 8/15/17	552,263	559,053
FHLMC, VRN, 2.38%, 8/15/17	696,949	708,211
FHLMC, VRN, 2.51%, 8/15/17	583,220	600,288
FHLMC, VRN, 2.59%, 8/15/17	266,609	271,904
FHLMC, VRN, 2.69%, 8/15/17	259,870	273,574
FHLMC, VRN, 2.86%, 8/15/17	304,440	310,848
FHLMC, VRN, 2.89%, 8/15/17	113,334	119,659
FHLMC, VRN, 2.94%, 8/15/17	570,267	600,497
FHLMC, VRN, 2.97%, 8/15/17	230,153	242,414
FHLMC, VRN, 3.28%, 8/15/17	107,728	112,632
FHLMC, VRN, 3.49%, 8/15/17	64,399	67,414
FHLMC, VRN, 3.50%, 8/15/17	62,968	66,782

FHLMC, VRN, 3.58%, 8/15/17	111,929	117,337
FHLMC, VRN, 3.63%, 8/15/17	29,211	30,657
FHLMC, VRN, 3.67%, 8/15/17	102,880	107,431
FHLMC, VRN, 4.07%, 8/15/17	115,138	119,229
FHLMC, VRN, 4.26%, 8/15/17	264,644	275,701
FHLMC, VRN, 4.39%, 8/15/17	52,528	55,191
FHLMC, VRN, 5.12%, 8/15/17	20,273	21,382
FNMA, VRN, 2.05%, 8/25/17	617,353	635,900
FNMA, VRN, 2.62%, 8/25/17	430,849	439,241
FNMA, VRN, 2.82%, 8/25/17	212,503	223,076
FNMA, VRN, 2.89%, 8/25/17	158,843	165,287
FNMA, VRN, 2.93%, 8/25/17	386,767	398,892
FNMA, VRN, 2.94%, 8/25/17	425,510	443,649
FNMA, VRN, 2.94%, 8/25/17	256,687	267,626
FNMA, VRN, 2.94%, 8/25/17	340,197	355,173
FNMA, VRN, 2.94%, 8/25/17	193,612	202,134
FNMA, VRN, 3.08%, 8/25/17	30,710	32,117
FNMA, VRN, 3.18%, 8/25/17	494,301	507,515
FNMA, VRN, 3.20%, 8/25/17	837,068	857,685
FNMA, VRN, 3.21%, 8/25/17	344,562	353,097
FNMA, VRN, 3.26%, 8/25/17	739,518	768,779
FNMA, VRN, 3.30%, 8/25/17	53,115	55,752
FNMA, VRN, 3.31%, 8/25/17	94,809	98,573
FNMA, VRN, 3.32%, 8/25/17	40,032	41,671
FNMA, VRN, 3.61%, 8/25/17	171,736	179,273
FNMA, VRN, 3.93%, 8/25/17	146,327	151,994
FNMA, VRN, 5.10%, 8/25/17	66,609	69,658
		11,283,264
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.4%
FHLMC, 4.50%, 1/1/19	35,977	36,778
FHLMC, 6.50%, 1/1/28	15,546	17,331
FHLMC, 5.50%, 12/1/33	125,645	141,836
FHLMC, 5.00%, 7/1/35	1,056,854	1,162,598
FHLMC, 5.50%, 1/1/38	110,571	123,463
FHLMC, 6.00%, 8/1/38	59,573	67,385
FHLMC, 3.00%, 2/1/43	964,066	971,823
FHLMC, 6.50%, 7/1/47	7,116	7,624
FNMA, 3.00%, 8/14/17(6)	5,250,000	5,259,434
FNMA, 3.50%, 8/14/17(6)	13,900,000	14,311,570
FNMA, 4.00%, 8/14/17(6)	7,450,000	7,844,908
FNMA, 4.50%, 8/14/17(6)	1,705,000	1,830,744
FNMA, 4.50%, 5/1/19	16,494	16,882
FNMA, 4.50%, 5/1/19	40,304	41,250
FNMA, 5.00%, 9/1/20	129,580	133,213
FNMA, 6.50%, 1/1/29	22,651	25,851
FNMA, 7.50%, 7/1/29	55,619	61,964
FNMA, 7.50%, 9/1/30	13,479	16,196
FNMA, 5.00%, 7/1/31	671,036	734,819
FNMA, 6.50%, 9/1/31	15,728	17,422
FNMA, 7.00%, 9/1/31	8,050	8,853
FNMA, 6.50%, 1/1/32	19,311	21,390
FNMA, 6.50%, 8/1/32	23,412	26,809
FNMA, 5.50%, 6/1/33	69,835	78,126

FNMA, 5.50%, 7/1/33	116,302	130,096
FNMA, 5.50%, 8/1/33	196,598	220,076
FNMA, 5.50%, 9/1/33	126,703	142,684
FNMA, 5.00%, 11/1/33	390,505	428,903
FNMA, 5.00%, 4/1/35	508,463	558,915
FNMA, 4.50%, 9/1/35	233,436	251,723
FNMA, 5.00%, 2/1/36	333,266	366,350
FNMA, 5.50%, 4/1/36	125,350	140,378
FNMA, 5.50%, 5/1/36	241,070	269,640
FNMA, 5.00%, 11/1/36	881,873	969,247
FNMA, 5.50%, 2/1/37	60,045	67,025
FNMA, 6.00%, 7/1/37	530,379	603,151
FNMA, 6.50%, 8/1/37	124,276	138,675
FNMA, 5.50%, 7/1/39	411,434	460,428
FNMA, 5.00%, 4/1/40	987,076	1,080,639
FNMA, 5.00%, 6/1/40	797,418	872,320
FNMA, 4.50%, 8/1/40	1,191,203	1,288,329
FNMA, 4.50%, 9/1/40	2,233,174	2,420,201
FNMA, 3.50%, 1/1/41	1,213,857	1,256,125
FNMA, 4.00%, 1/1/41	1,106,253	1,182,841
FNMA, 4.00%, 5/1/41	1,213,200	1,283,022
FNMA, 4.50%, 7/1/41	419,902	455,082
FNMA, 4.50%, 9/1/41	455,074	492,283
FNMA, 4.50%, 9/1/41	1,895,251	2,053,048
FNMA, 4.00%, 12/1/41	1,115,018	1,187,035
FNMA, 4.00%, 1/1/42	663,575	701,578
FNMA, 4.00%, 1/1/42	904,826	956,580
FNMA, 3.50%, 5/1/42	1,771,560	1,832,838
FNMA, 3.50%, 6/1/42	604,046	625,418
FNMA, 3.00%, 11/1/42	1,485,833	1,497,008
FNMA, 3.50%, 5/1/45	1,691,439	1,745,926
FNMA, 6.50%, 8/1/47	13,798	14,865
FNMA, 6.50%, 9/1/47	26,331	28,295
FNMA, 6.50%, 9/1/47	1,186	1,276
FNMA, 6.50%, 9/1/47	23,421	25,169
FNMA, 6.50%, 9/1/47	6,248	6,699
GNMA, 3.00%, 8/21/17(6)	3,150,000	3,195,897
GNMA, 3.50%, 8/21/17(6)	3,300,000	3,429,164
GNMA, 4.00%, 8/21/17(6)	2,000,000	2,106,406
GNMA, 7.00%, 4/20/26	40,398	46,543
GNMA, 7.50%, 8/15/26	23,101	26,410
GNMA, 7.00%, 2/15/28	9,234	9,282
GNMA, 7.50%, 2/15/28	11,143	11,241
GNMA, 7.00%, 12/15/28	9,791	9,822
GNMA, 7.00%, 5/15/31	47,627	55,988
GNMA, 5.50%, 11/15/32	151,977	171,288
GNMA, 4.50%, 5/20/41	486,892	521,656
GNMA, 4.50%, 6/15/41	534,294	585,674
GNMA, 4.00%, 12/15/41	848,111	895,881
GNMA, 3.50%, 6/20/42	1,017,379	1,062,769
GNMA, 3.50%, 7/20/42	497,441	519,178
GNMA, 4.50%, 11/20/43	660,047	702,199

GNMA, 2.50%, 7/20/46	1,407,639	1,380,894
		73,442,429
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,022,257)		84,725,693
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	18,676	18,873
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.33%, 8/1/17	255,497	255,226
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/1/17(3)	413,032	422,333
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 8/1/17(3)	348,421	359,315
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.84%, 8/1/17	231,971	230,837
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.30%, 8/1/17	383,852	374,448
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.91%, 8/1/17	670,466	664,939
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.30%, 8/1/17	102,449	101,456
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 8/1/17	189,625	196,362
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	5,856	5,669
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.22%, 8/1/17	415,285	410,858
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.32%, 8/1/17	72,879	71,630
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.22%, 8/1/17	157,487	155,697
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.57%, 8/1/17	168,599	169,783
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.31%, 8/1/17	287,047	287,668
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.12%, 8/1/17	268,207	273,334
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.23%, 8/1/17	358,451	360,460
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.46%, 8/1/17	90,249	90,301
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.67%, 8/1/17	47,191	47,129
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 8/1/17	235,296	238,366
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 8/1/17(3)	95,302	95,734
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 8/1/17(3)	312,307	319,560
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 8/1/17(3)	823,707	842,836
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.32%, 8/1/17	349,241	359,034
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.19%, 8/25/17	163,964	161,880
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 8/1/17	263,674	260,474
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 8/1/17(3)	550,835	579,753
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 8/1/17	25,107	25,913
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 8/1/17	30,261	30,509
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	147,380	152,496
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 8/1/17(3)	608,229	621,070
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/1/17(3)	500,000	511,250
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 8/1/17(3)	306,535	301,135
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.35%, 8/1/17	191,749	199,951
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 8/1/17	152,290	152,839
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.97%, 8/25/17	701,634	670,121
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 8/1/17(3)	385,628	396,671
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.04%, 8/1/17	495,742	487,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	51,478	52,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.30%, 8/1/17	132,554	135,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 8/1/17	123,365	125,472
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	66,446	65,472
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	217,752	224,257
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.22%, 8/1/17	453,433	475,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.20%, 8/1/17	45,850	47,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.20%, 8/1/17	305,664	313,164
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.21%, 8/1/17	236,631	238,850

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 8/1/17	237,306	238,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	105,156	105,202
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	131,646	130,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	69,859	70,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	53,071	54,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	42,501	44,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.35%, 8/1/17	89,290	86,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	158,938	167,780
		13,479,196
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.53%, 8/25/17	40,000	40,667
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.58%, 8/25/17	475,000	484,050
FHLMC, Series 77, Class H, 8.50%, 9/15/20	626	644
FHLMC, Series KF29, Class A, VRN, 1.59%, 8/25/17	1,780,341	1,782,967
FHLMC, Series KF31, Class A, VRN, 1.43%, 8/25/17	1,950,000	1,952,342
FHLMC, Series KF32, Class A, VRN, 1.59%, 8/25/17	1,775,000	1,779,080
FNMA, Series 2014-C02, Class 1M2, VRN, 3.83%, 8/25/17	275,000	292,362
FNMA, Series 2014-C02, Class 2M2, VRN, 3.83%, 8/25/17	650,000	683,073
FNMA, Series 2016-C04, Class 1M1, VRN, 2.68%, 8/25/17	560,376	567,924
FNMA, Series 2016-C05, Class 2M1, VRN, 2.58%, 8/25/17	505,358	510,379
FNMA, Series 2017-C01, Class 1M1, VRN, 2.53%, 8/25/17	726,626	735,564
FNMA, Series 2017-C03, Class 1M1, VRN, 2.18%, 8/25/17	710,376	715,309
		9,544,361
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,903,486)		23,023,557
ASSET-BACKED SECURITIES(5) — 2.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	1,500,000	1,505,073
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	573,756	577,398
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.85%, 8/22/17	1,250,000	1,261,211
Colony American Homes, Series 2014-2A, Class A, VRN, 2.18%, 8/17/17(3)	608,685	609,259
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 8/17/17(3)	1,396,798	1,412,893
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 8/1/17(3)	546,486	560,797
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	449,553	449,598
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	524,726	524,810
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	1,614,693	1,613,548
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	650,000	652,805
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	1,300,000	1,300,309
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.62%, 8/10/17(3)	80,228	80,222
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	2,250,000	2,244,502
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	98,032	97,809
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	533,489	525,641
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	522,522	523,553
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	800,000	799,852
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	1,500,000	1,501,683
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 8/17/17(3)	144,105	144,461
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	315,103	313,280
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	356,671	355,331
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	566,326	560,432
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 8/17/17(3)	550,000	558,799
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	418,337	422,762
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	387,466	387,067
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	212,883	213,057
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 8/1/17(3)	577,082	583,352
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	136,943	143,448

VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	756,059	754,525
TOTAL ASSET-BACKED SECURITIES (Cost $20,632,134)		20,677,477
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.96%, 8/15/17(3)	825,000	826,049
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	625,000	639,148
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,000,000	1,028,772
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 8/15/17(3)	1,250,000	1,254,421
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 8/1/17	675,000	727,539
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 8/1/17	775,000	824,772
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 8/1/17	900,000	953,426
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	389,819
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	1,100,000	1,125,942
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 8/1/17	1,000,000	1,029,661
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/1/17(3)	1,275,000	1,252,829
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/17	475,000	494,221
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	920,000	951,596
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	297,536
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	488,089
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 8/15/17(3)	925,000	925,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	600,000	592,476
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 8/1/17(3)	725,000	737,612
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	700,000	708,187
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,140,549)		15,247,593
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA, 2.125%, 4/24/26	270,000	264,292
FNMA, 6.625%, 11/15/30	4,870,000	6,972,978
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,997,127)		7,237,270
EXCHANGE-TRADED FUNDS — 0.6%
SPDR S&P Bank ETF (Cost $5,113,253)	118,140	5,120,188
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	195,000	274,367
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	138,690
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	143,317
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	83,176
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	155,921
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	302,918
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	139,135
New York City GO, 6.27%, 12/1/37	95,000	128,863
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	125,597
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	59,582
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	271,220
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	246,213
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	210,000	268,241
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	111,751
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	132,001
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	94,911
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	148,263
State of California GO, 7.55%, 4/1/39	100,000	155,220
State of California GO, 7.30%, 10/1/39	290,000	429,017

State of California GO, (Building Bonds), 7.60%, 11/1/40	80,000	125,472
State of Illinois GO, 5.10%, 6/1/33	245,000	245,816
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	89,642
State of Texas GO, 5.52%, 4/1/39	50,000	64,663
State of Washington GO, 5.14%, 8/1/40	20,000	24,634
TOTAL MUNICIPAL SECURITIES (Cost $3,246,192)		3,958,630
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	104,440
Chile Government International Bond, 3.625%, 10/30/42	100,000	99,895
		204,335
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	331,390
Colombia Government International Bond, 7.375%, 9/18/37	300,000	390,600
Colombia Government International Bond, 6.125%, 1/18/41	100,000	116,600
		838,590
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	220,000	262,900
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	627,150
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	404,800
		1,031,950
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	93,275
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	209,950
		303,225
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	319,446
Philippine Government International Bond, 6.375%, 10/23/34	150,000	201,957
		521,403
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	142,590
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	154,045
		296,635
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	112,553
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	113,520
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,517,527)		3,685,111
TEMPORARY CASH INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,401,995)	9,401,995	9,401,995
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $787,285,071)		906,557,616
OTHER ASSETS AND LIABILITIES — (3.9)%		(34,156,363)
TOTAL NET ASSETS — 100.0%		$872,401,253

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	363,376	EUR	320,907	JPMorgan Chase Bank N.A.	9/21/17	(17,527)
USD	9,155	EUR	7,768	JPMorgan Chase Bank N.A.	9/21/17	(66)
						(17,593)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
12	U.S. Treasury 10-Year Ultra Notes	September 2017	1,620,563	10,337
49	U.S. Treasury 5-Year Notes	September 2017	5,789,273	(3,298)
			7,409,836	7,039

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread(%)***	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America Investment Grade Index Series 27	2,000,000	Sell	1.00	12/20/21	0.49	27,725	45,290

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	1,300,000	Receive	2.24	11/15/26	(23,239)	(22,724)
CPURNSA	1,300,000	Receive	2.28	11/16/26	(27,578)	(27,064)
CPURNSA	1,300,000	Receive	2.27	11/21/26	(27,069)	(26,555)
CPURNSA	1,100,000	Receive	2.17	5/10/27	(12,422)	(11,922)
					(90,308)	(88,265)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,000,000	CPURNSA	Receive	2.26	11/15/26	(19,214)
Bank of America N.A.	1,000,000	CPURNSA	Receive	2.29	11/16/26	(21,852)
Bank of America N.A.	1,000,000	CPURNSA	Receive	2.28	11/21/26	(20,819)
Barclays Bank plc	1,000,000	CPURNSA	Receive	2.25	11/15/26	(17,989)
Barclays Bank plc	1,000,000	CPURNSA	Receive	2.28	11/16/26	(21,238)
Barclays Bank plc	1,000,000	CPURNSA	Receive	2.26	11/21/26	(19,542)
						(120,654)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $423,496.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,506,802, which represented 4.2% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	516,501,485	—	—
U.S. Treasury Securities	—	114,909,414	—
Corporate Bonds	—	102,069,203	—
U.S. Government Agency Mortgage-Backed Securities	—	84,725,693	—
Collateralized Mortgage Obligations	—	23,023,557	—
Asset-Backed Securities	—	20,677,477	—
Commercial Mortgage-Backed Securities	—	15,247,593	—
U.S. Government Agency Securities	—	7,237,270	—
Exchange-Traded Funds	5,120,188	—	—
Municipal Securities	—	3,958,630	—
Sovereign Governments and Agencies	—	3,685,111	—
Temporary Cash Investments	9,401,995	—	—
	531,023,668	375,533,948	—
Other Financial Instruments
Futures Contracts	10,337	—	—
Swap Agreements	—	45,290	—
	10,337	45,290	—
Liabilities
Other Financial Instruments
Futures Contracts	3,298	—	—
Swap Agreements	—	208,919	—
Forward Foreign Currency Exchange Contracts	—	17,593	—
	3,298	226,512	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$790,184,738
Gross tax appreciation of investments	$121,984,730
Gross tax depreciation of investments	(5,611,852)
Net tax appreciation (depreciation) of investments	$116,372,878

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
July 31, 2017

Capital Value - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.9%
Textron, Inc.	27,710	1,361,392
United Technologies Corp.	26,530	3,145,662
		4,507,054
Auto Components — 1.0%
BorgWarner, Inc.	10,790	504,324
Delphi Automotive plc	11,590	1,047,968
		1,552,292
Automobiles — 0.6%
Ford Motor Co.	76,550	858,891
Banks — 14.9%
Bank of America Corp.	143,280	3,455,914
BB&T Corp.	26,010	1,230,793
Citigroup, Inc.	40,530	2,774,279
JPMorgan Chase & Co.	53,940	4,951,692
KeyCorp	35,310	636,992
PNC Financial Services Group, Inc. (The)	18,560	2,390,528
U.S. Bancorp	54,410	2,871,760
Wells Fargo & Co.	85,160	4,593,530
		22,905,488
Beverages — 0.7%
PepsiCo, Inc.	9,090	1,059,985
Biotechnology — 0.9%
Amgen, Inc.	7,890	1,376,884
Building Products — 1.7%
Johnson Controls International plc	67,860	2,643,147
Capital Markets — 5.2%
Ameriprise Financial, Inc.	7,440	1,077,907
BlackRock, Inc.	3,420	1,458,733
Goldman Sachs Group, Inc. (The)	5,380	1,212,275
Invesco Ltd.	24,580	854,647
Morgan Stanley	21,520	1,009,288
State Street Corp.	25,420	2,369,906
		7,982,756
Chemicals — 1.4%
Dow Chemical Co. (The)	27,870	1,790,369
LyondellBasell Industries NV, Class A	4,270	384,684
		2,175,053
Communications Equipment — 1.9%
Cisco Systems, Inc.	93,830	2,950,953
Containers and Packaging — 0.6%
WestRock Co.	15,450	887,139
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	4,970	869,601
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	69,730	2,719,470

Verizon Communications, Inc.	17,970	869,748
		3,589,218
Electric Utilities — 3.5%
Edison International	18,190	1,431,189
Eversource Energy	18,450	1,121,576
PG&E Corp.	19,740	1,336,201
Xcel Energy, Inc.	30,340	1,435,385
		5,324,351
Energy Equipment and Services — 3.2%
Baker Hughes a GE Co.	27,270	1,005,990
Schlumberger Ltd.	57,520	3,945,872
		4,951,862
Equity Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	39,360	771,062
Food and Staples Retailing — 3.5%
CVS Health Corp.	40,470	3,234,767
Wal-Mart Stores, Inc.	26,380	2,110,136
		5,344,903
Food Products — 1.0%
General Mills, Inc.	10,800	601,128
Kellogg Co.	14,040	954,720
		1,555,848
Health Care Equipment and Supplies — 4.8%
Abbott Laboratories	49,220	2,420,640
Medtronic plc	37,620	3,158,951
Zimmer Biomet Holdings, Inc.	15,330	1,859,836
		7,439,427
Health Care Providers and Services — 2.9%
Aetna, Inc.	4,460	688,223
Anthem, Inc.	5,110	951,533
Cardinal Health, Inc.	14,000	1,081,640
HCA Healthcare, Inc.(1)	12,520	1,005,857
McKesson Corp.	4,790	775,357
		4,502,610
Household Products — 1.6%
Procter & Gamble Co. (The)	27,280	2,477,570
Industrial Conglomerates — 1.9%
General Electric Co.	115,860	2,967,175
Insurance — 5.3%
Allstate Corp. (The)	9,450	859,950
American International Group, Inc.	22,190	1,452,335
Brighthouse Financial, Inc.(1)(2)	2,364	155,315
Chubb Ltd.	20,120	2,946,775
MetLife, Inc.	26,000	1,274,685
Principal Financial Group, Inc.	6,110	407,843
Prudential Financial, Inc.	9,020	1,021,335
		8,118,238
Leisure Products — 0.4%
Mattel, Inc.	29,090	582,382
Machinery — 1.5%
Ingersoll-Rand plc	15,710	1,380,595
Stanley Black & Decker, Inc.	7,110	1,000,306
		2,380,901

Media — 1.1%
Time Warner, Inc.	16,360	1,675,591
Multiline Retail — 0.4%
Target Corp.	11,130	630,737
Oil, Gas and Consumable Fuels — 12.8%
Anadarko Petroleum Corp.	28,020	1,279,673
Chevron Corp.	39,740	4,339,211
ConocoPhillips	46,440	2,106,983
Exxon Mobil Corp.	21,660	1,733,666
Imperial Oil Ltd.	52,560	1,508,399
Noble Energy, Inc.	47,170	1,363,685
Occidental Petroleum Corp.	41,180	2,550,278
Royal Dutch Shell plc, Class B ADR	22,000	1,272,920
TOTAL SA	71,413	3,631,784
		19,786,599
Pharmaceuticals — 9.6%
Allergan plc	6,490	1,637,622
Johnson & Johnson	32,120	4,262,966
Merck & Co., Inc.	45,240	2,889,931
Pfizer, Inc.	135,000	4,476,600
Roche Holding AG	4,480	1,134,652
Teva Pharmaceutical Industries Ltd. ADR	11,575	372,368
		14,774,139
Road and Rail — 0.4%
Union Pacific Corp.	6,680	687,773
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	38,880	1,722,773
Intel Corp.	39,220	1,391,133
Microchip Technology, Inc.	3,620	289,745
NXP Semiconductors NV(1)	4,940	545,030
QUALCOMM, Inc.	13,320	708,491
		4,657,172
Software — 2.9%
Electronic Arts, Inc.(1)	2,110	246,321
Oracle Corp. (New York)	85,700	4,279,001
		4,525,322
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	14,540	1,628,626
L Brands, Inc.	14,670	680,541
Lowe's Cos., Inc.	5,300	410,220
		2,719,387
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	5,350	795,705
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp., Class A	7,660	579,479
Tobacco — 1.4%
Altria Group, Inc.	8,600	558,742
Philip Morris International, Inc.	14,370	1,677,123
		2,235,865
TOTAL COMMON STOCKS (Cost $107,472,790)		152,842,559

TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $726,902), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $712,769)		712,752
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $827,178), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $810,008)		810,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	190	190
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,522,942)		1,522,942
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $108,995,732)		154,365,501
OTHER ASSETS AND LIABILITIES — (0.1)%		(147,276)
TOTAL NET ASSETS — 100.0%		$154,218,225

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	57,606	USD	44,436	Morgan Stanley	9/29/17	1,806
CAD	50,878	USD	39,496	Morgan Stanley	9/29/17	1,346
CAD	40,366	USD	32,284	Morgan Stanley	9/29/17	119
USD	1,246,202	CAD	1,647,020	Morgan Stanley	9/29/17	(75,915)
USD	37,837	CAD	47,514	Morgan Stanley	9/29/17	(304)
CHF	30,822	USD	32,169	Credit Suisse AG	9/29/17	(177)
USD	938,863	CHF	906,035	Credit Suisse AG	9/29/17	(1,577)
EUR	94,265	USD	107,960	UBS AG	9/29/17	3,980
USD	2,830,841	EUR	2,520,022	UBS AG	9/29/17	(161,679)
USD	953,581	GBP	747,212	Morgan Stanley	9/29/17	(34,226)
						(266,627)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	146,567,724	6,274,835	—
Temporary Cash Investments	190	1,522,752	—
	146,567,914	7,797,587	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,251	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	273,878	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$109,732,522
Gross tax appreciation of investments	$46,796,680
Gross tax depreciation of investments	(2,163,701)
Net tax appreciation (depreciation) of investments	$44,632,979

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2017

Growth - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 2.7%
Boeing Co. (The)	256,054	62,082,853
Lockheed Martin Corp.	513,021	149,868,825
		211,951,678
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	1,293,819	77,771,460
Airlines — 1.3%
Delta Air Lines, Inc.	2,064,415	101,899,524
Banks — 1.0%
Bank of America Corp.	1,896,512	45,743,870
Citizens Financial Group, Inc.	1,068,993	37,500,274
		83,244,144
Beverages — 2.3%
PepsiCo, Inc.	1,587,465	185,114,294
Biotechnology — 4.5%
Amgen, Inc.	373,735	65,220,495
Biogen, Inc.(1)	461,737	133,714,418
Gilead Sciences, Inc.	675,369	51,388,827
Incyte Corp.(1)	210,389	28,042,750
Regeneron Pharmaceuticals, Inc.(1)	153,325	75,377,636
		353,744,126
Capital Markets — 1.4%
Charles Schwab Corp. (The)	2,574,153	110,431,164
Chemicals — 0.9%
Dow Chemical Co. (The)	276,478	17,760,947
LyondellBasell Industries NV, Class A	553,337	49,850,130
		67,611,077
Communications Equipment — 1.6%
Palo Alto Networks, Inc.(1)	984,974	129,799,874
Consumer Finance — 1.0%
American Express Co.	906,134	77,229,801
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	784,039	49,731,594
Energy Equipment and Services — 0.4%
Halliburton Co.	727,886	30,891,482
Equity Real Estate Investment Trusts (REITs) — 2.6%
Equity Residential	1,737,036	118,222,670
SBA Communications Corp., Class A(1)	662,407	91,114,083
		209,336,753
Food and Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	1,587,306	126,968,607
Food Products — 1.3%
Hormel Foods Corp.	1,787,528	61,079,831
Mondelez International, Inc., Class A	919,089	40,458,298
		101,538,129
Health Care Equipment and Supplies — 5.0%
ABIOMED, Inc.(1)	137,629	20,381,479
Boston Scientific Corp.(1)	1,656,719	44,101,860

Edwards Lifesciences Corp.(1)	756,475	87,130,790
Hologic, Inc.(1)	986,747	43,624,085
IDEXX Laboratories, Inc.(1)	180,899	30,112,447
Intuitive Surgical, Inc.(1)	160,860	150,928,504
Penumbra, Inc.(1)	222,360	18,155,694
		394,434,859
Health Care Providers and Services — 1.5%
Express Scripts Holding Co.(1)	460,710	28,858,875
Quest Diagnostics, Inc.	295,371	31,991,633
WellCare Health Plans, Inc.(1)	329,370	58,295,196
		119,145,704
Health Care Technology — 0.7%
Cerner Corp.(1)	825,374	53,129,324
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc., Class A(1)	216,494	74,424,142
Darden Restaurants, Inc.	714,104	59,899,044
Las Vegas Sands Corp.	1,050,632	64,729,437
		199,052,623
Household Products — 1.3%
Church & Dwight Co., Inc.	925,968	49,400,393
Procter & Gamble Co. (The)	605,426	54,984,789
		104,385,182
Industrial Conglomerates — 1.6%
3M Co.	621,057	124,938,037
Internet and Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	398,594	393,723,182
Expedia, Inc.	757,658	118,550,747
		512,273,929
Internet Software and Services — 10.2%
Alphabet, Inc., Class A(1)	616,687	583,077,558
Facebook, Inc., Class A(1)	835,368	141,386,034
LogMeIn, Inc.	200,842	23,388,051
VeriSign, Inc.(1)	591,636	59,855,814
		807,707,457
IT Services — 7.3%
DXC Technology Co.	948,370	74,333,240
Fiserv, Inc.(1)	720,522	92,587,077
Global Payments, Inc.	558,197	52,677,051
PayPal Holdings, Inc.(1)	1,861,671	109,000,837
Visa, Inc., Class A	2,506,398	249,536,985
		578,135,190
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	1,152,594	68,913,595
Illumina, Inc.(1)	90,945	15,810,788
Waters Corp.(1)	145,477	25,231,531
		109,955,914
Machinery — 3.6%
Caterpillar, Inc.	549,243	62,586,240
Cummins, Inc.	459,534	77,155,759
Parker-Hannifin Corp.	317,206	52,649,852
WABCO Holdings, Inc.(1)	343,255	47,221,590
Wabtec Corp.	609,340	45,919,862
		285,533,303

Media — 4.5%
Comcast Corp., Class A	5,015,091	202,860,431
DISH Network Corp., Class A(1)	364,578	23,343,929
Liberty Media Corp-Liberty Formula One, Class C(1)	629,512	22,139,937
Sirius XM Holdings, Inc.	6,970,576	40,847,575
Walt Disney Co. (The)	629,665	69,219,074
		358,410,946
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	1,126,250	81,180,100
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	226,326	29,481,225
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	820,189	81,190,509
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	439,377	25,000,551
Johnson & Johnson	598,330	79,410,358
		104,410,909
Road and Rail — 1.3%
Union Pacific Corp.	1,018,310	104,845,198
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	2,586,854	114,623,501
ASML Holding NV	726,727	110,247,408
Broadcom Ltd.	401,087	98,932,119
Maxim Integrated Products, Inc.	1,296,690	58,921,594
		382,724,622
Software — 9.7%
Activision Blizzard, Inc.	2,010,122	124,185,337
Electronic Arts, Inc.(1)	621,079	72,504,763
Microsoft Corp.	3,575,335	259,926,855
Oracle Corp. (New York)	1,240,089	61,917,644
salesforce.com, Inc.(1)	1,092,304	99,181,203
Splunk, Inc.(1)	1,108,628	66,528,766
Symantec Corp.	1,160,356	35,959,432
VMware, Inc., Class A(1)	579,872	53,759,933
		773,963,933
Specialty Retail — 1.8%
Home Depot, Inc. (The)	300,154	44,903,038
O'Reilly Automotive, Inc.(1)	154,879	31,641,780
TJX Cos., Inc. (The)	992,216	69,762,707
		146,307,525
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	2,449,735	364,349,086
Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	879,305	41,450,438
Tobacco — 1.8%
Altria Group, Inc.	1,293,714	84,052,598
Philip Morris International, Inc.	525,187	61,294,575
		145,347,173
TOTAL COMMON STOCKS (Cost $5,460,785,132)		7,819,616,893
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $68,011,199), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $66,688,852)		66,687,240

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $77,318,000), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $75,795,716)		75,795,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,201	14,201
TOTAL TEMPORARY CASH INVESTMENTS (Cost $142,496,441)		142,496,441
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $5,603,281,573)		7,962,113,334
OTHER ASSETS AND LIABILITIES — (0.3)%		(23,486,304)
TOTAL NET ASSETS — 100.0%		$7,938,627,030

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,032,733	USD	3,477,562	UBS AG	9/29/17	123,802
USD	63,488,811	EUR	56,517,894	UBS AG	9/29/17	(3,626,070)
USD	3,909,875	EUR	3,434,973	UBS AG	9/29/17	(169,148)
USD	2,424,608	EUR	2,129,704	UBS AG	9/29/17	(104,411)
USD	2,622,806	EUR	2,288,454	UBS AG	9/29/17	(94,728)
USD	2,015,873	EUR	1,760,177	UBS AG	9/29/17	(74,334)
USD	3,504,801	EUR	3,053,987	UBS AG	9/29/17	(121,802)
USD	2,616,195	EUR	2,282,494	UBS AG	9/29/17	(94,262)
USD	2,825,884	EUR	2,469,483	UBS AG	9/29/17	(106,622)
USD	1,985,069	EUR	1,716,384	UBS AG	9/29/17	(53,134)
USD	4,903,527	EUR	4,202,183	UBS AG	9/29/17	(86,556)
USD	3,094,851	EUR	2,638,407	UBS AG	9/29/17	(38,251)
USD	3,102,460	EUR	2,633,309	UBS AG	9/29/17	(24,590)
						(4,470,106)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
320	NASDAQ 100 E-Mini	September 2017	37,648,000	420,611
304	S&P 500 E-Mini	September 2017	37,513,600	296,713
			75,161,600	717,324

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,709,369,485	110,247,408	—
Temporary Cash Investments	14,201	142,482,240	—
	7,709,383,686	252,729,648	—
Other Financial Instruments
Futures Contracts	717,324	—	—
Forward Foreign Currency Exchange Contracts	—	123,802	—
	717,324	123,802	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,593,908	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,606,834,412
Gross tax appreciation of investments	$2,388,138,467
Gross tax depreciation of investments	(32,859,545)
Net tax appreciation (depreciation) of investments	$2,355,278,922

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2017

Heritage - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.1%
L3 Technologies, Inc.	319,528	55,907,814
Air Freight and Logistics — 0.6%
XPO Logistics, Inc.(1)	483,726	29,076,770
Airlines — 0.5%
American Airlines Group, Inc.	504,429	25,443,399
Auto Components — 0.7%
Delphi Automotive plc	371,595	33,599,620
Banks — 2.4%
BankUnited, Inc.	732,091	25,198,572
SVB Financial Group(1)	212,605	37,937,236
Zions Bancorporation	1,206,626	54,684,291
		117,820,099
Beverages — 3.3%
Constellation Brands, Inc., Class A	258,037	49,891,454
Molson Coors Brewing Co., Class B	547,535	48,719,664
Monster Beverage Corp.(1)	1,228,702	64,814,031
		163,425,149
Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.(1)	422,682	58,051,146
BioMarin Pharmaceutical, Inc.(1)	308,198	27,038,211
Bioverativ, Inc.(1)	585,899	36,308,161
Incyte Corp.(1)	487,970	65,041,521
		186,439,039
Building Products — 1.6%
Fortune Brands Home & Security, Inc.	691,924	45,438,649
Lennox International, Inc.	193,772	33,135,012
		78,573,661
Capital Markets — 4.2%
Affiliated Managers Group, Inc.	230,192	42,776,579
CBOE Holdings, Inc.	480,502	45,421,854
S&P Global, Inc.	350,959	53,903,793
SEI Investments Co.	1,148,946	64,926,939
		207,029,165
Chemicals — 1.6%
Axalta Coating Systems Ltd.(1)	768,432	24,205,608
Ingevity Corp.(1)	456,794	26,722,449
Scotts Miracle-Gro Co. (The), Class A	297,092	28,517,861
		79,445,918
Commercial Services and Supplies — 0.9%
Brink's Co. (The)	597,876	46,724,009
Communications Equipment — 1.1%
Palo Alto Networks, Inc.(1)	431,476	56,859,907

Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	471,825	24,874,614
Construction Materials — 1.4%
Vulcan Materials Co.	576,258	70,948,885
Consumer Finance — 0.7%
Discover Financial Services	598,774	36,489,288
Containers and Packaging — 2.8%
Ball Corp.	2,122,594	88,936,688
Packaging Corp. of America	441,166	48,298,854
		137,235,542
Distributors — 0.9%
LKQ Corp.(1)	1,234,162	42,652,639
Electrical Equipment — 0.7%
AMETEK, Inc.	571,630	35,200,975
Electronic Equipment, Instruments and Components — 2.6%
Dolby Laboratories, Inc., Class A	953,528	49,345,074
National Instruments Corp.	779,220	32,057,111
Trimble, Inc.(1)	1,249,345	46,762,983
		128,165,168
Equity Real Estate Investment Trusts (REITs) — 2.6%
Crown Castle International Corp.	507,916	51,086,191
Equinix, Inc.	57,075	25,725,415
SBA Communications Corp., Class A(1)	368,126	50,635,731
		127,447,337
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	214,661	34,025,915
Food Products — 0.7%
Dean Foods Co.	818,902	12,283,530
TreeHouse Foods, Inc.(1)	273,906	23,235,446
		35,518,976
Health Care Equipment and Supplies — 5.8%
Align Technology, Inc.(1)	166,400	27,827,072
Baxter International, Inc.	1,289,147	77,967,611
Hill-Rom Holdings, Inc.	166,780	12,428,446
Nevro Corp.(1)	289,388	24,904,731
NuVasive, Inc.(1)	513,910	33,810,139
Teleflex, Inc.	335,134	69,446,467
West Pharmaceutical Services, Inc.	467,083	41,430,262
		287,814,728
Health Care Providers and Services — 2.1%
Amedisys, Inc.(1)	710,801	33,663,535
Envision Healthcare Corp.(1)	412,578	23,281,777
Humana, Inc.	203,551	47,060,991
		104,006,303
Hotels, Restaurants and Leisure — 3.8%
Chipotle Mexican Grill, Inc., Class A(1)	43,982	15,119,692
Hilton Worldwide Holdings, Inc.	453,477	28,355,917
Las Vegas Sands Corp.	411,295	25,339,885
MGM Resorts International	1,746,941	57,526,767

Papa John's International, Inc.	314,350	22,422,586
Vail Resorts, Inc.	199,044	41,950,513
		190,715,360
Household Durables — 2.8%
Mohawk Industries, Inc.(1)	166,603	41,482,481
Newell Brands, Inc.	1,832,660	96,617,835
		138,100,316
Internet and Direct Marketing Retail — 1.3%
Expedia, Inc.	411,514	64,389,596
Internet Software and Services — 2.5%
CoStar Group, Inc.(1)	151,717	41,805,619
eBay, Inc.(1)	709,756	25,359,582
LogMeIn, Inc.	513,292	59,772,854
		126,938,055
IT Services — 7.1%
Alliance Data Systems Corp.	269,789	65,135,158
Booz Allen Hamilton Holding Corp., Class A	1,562,131	53,581,093
DXC Technology Co.	820,858	64,338,850
Fidelity National Information Services, Inc.	892,295	81,395,150
First Data Corp., Class A(1)	3,348,265	62,478,625
Vantiv, Inc., Class A(1)	389,711	24,766,134
		351,695,010
Life Sciences Tools and Services — 2.0%
Bio-Techne Corp.	459,521	53,263,079
Illumina, Inc.(1)	262,968	45,716,987
		98,980,066
Machinery — 6.2%
Ingersoll-Rand plc	420,103	36,918,652
John Bean Technologies Corp.	364,861	33,713,157
Kennametal, Inc.	1,026,434	37,875,415
Middleby Corp. (The)(1)	617,949	80,753,575
Parker-Hannifin Corp.	359,591	59,684,914
Snap-on, Inc.	204,287	31,501,055
WABCO Holdings, Inc.(1)	198,344	27,286,184
		307,732,952
Multiline Retail — 1.7%
Dollar General Corp.	515,527	38,747,009
Dollar Tree, Inc.(1)	674,314	48,604,553
		87,351,562
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	439,316	57,225,302
Pharmaceuticals — 3.3%
Jazz Pharmaceuticals plc(1)	317,327	48,744,600
Zoetis, Inc.	1,867,411	116,750,536
		165,495,136
Professional Services — 3.8%
Equifax, Inc.	468,083	68,077,991
IHS Markit Ltd.(1)	946,069	44,134,119

Verisk Analytics, Inc., Class A(1)	858,783	74,937,405
		187,149,515
Road and Rail — 0.9%
Canadian Pacific Railway Ltd.	151,252	23,651,275
Norfolk Southern Corp.	201,063	22,635,673
		46,286,948
Semiconductors and Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(1)	2,319,246	31,564,938
Broadcom Ltd.	215,260	53,096,032
KLA-Tencor Corp.	612,921	56,774,872
Lam Research Corp.	165,777	26,434,800
Xilinx, Inc.	1,160,537	73,415,571
		241,286,213
Software — 9.3%
Autodesk, Inc.(1)	415,236	46,003,996
Electronic Arts, Inc.(1)	551,764	64,412,929
Guidewire Software, Inc.(1)	708,378	51,116,557
Nuance Communications, Inc.(1)	1,500,621	25,960,743
Red Hat, Inc.(1)	509,412	50,365,565
ServiceNow, Inc.(1)	561,879	62,059,536
Splunk, Inc.(1)	643,857	38,637,859
Symantec Corp.	922,370	28,584,246
Tyler Technologies, Inc.(1)	415,383	71,366,953
Zynga, Inc., Class A(1)	6,870,894	24,803,927
		463,312,311
Specialty Retail — 3.7%
Burlington Stores, Inc.(1)	492,229	42,838,690
O'Reilly Automotive, Inc.(1)	383,213	78,290,416
Ross Stores, Inc.	757,721	41,917,126
Ulta Salon Cosmetics & Fragrance, Inc.(1)	85,743	21,539,499
		184,585,731
Textiles, Apparel and Luxury Goods — 1.1%
Coach, Inc.	606,184	28,575,514
Columbia Sportswear Co.	433,897	26,285,480
		54,860,994
Trading Companies and Distributors — 1.0%
United Rentals, Inc.(1)	406,741	48,385,909
TOTAL COMMON STOCKS (Cost $3,882,489,477)		4,959,215,896
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $21,194,546), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $20,782,458)		20,781,956
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $24,096,048), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $23,620,223)		23,620,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,620	2,620
TOTAL TEMPORARY CASH INVESTMENTS (Cost $44,404,576)		44,404,576
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $3,926,894,053)		5,003,620,472
OTHER ASSETS AND LIABILITIES — (0.5)%		(24,404,122)
TOTAL NET ASSETS — 100.0%		$4,979,216,350

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	1,214,819	USD	943,924	Morgan Stanley	9/29/17	31,252
CAD	921,382	USD	733,722	Morgan Stanley	9/29/17	5,901
CAD	622,696	USD	498,111	Morgan Stanley	9/29/17	1,747
USD	22,675,061	CAD	29,856,026	Morgan Stanley	9/29/17	(1,291,351)
						(1,252,451)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,959,215,896	—	—
Temporary Cash Investments	2,620	44,401,956	—
	4,959,218,516	44,401,956	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	38,900	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,291,351	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,933,357,032
Gross tax appreciation of investments	$1,124,532,773
Gross tax depreciation of investments	(54,269,333)
Net tax appreciation (depreciation) of investments	$1,070,263,440

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
New Opportunities Fund
July 31, 2017

New Opportunities - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 3.4%
AAR Corp.	49,169	1,838,921
Cubic Corp.	22,918	1,092,043
KLX, Inc.(1)	37,099	1,926,180
Mercury Systems, Inc.(1)	45,897	2,015,337
		6,872,481
Air Freight and Logistics — 1.1%
XPO Logistics, Inc.(1)	38,536	2,316,399
Auto Components — 2.0%
Dorman Products, Inc.(1)	17,359	1,355,391
LCI Industries	15,855	1,692,521
Tenneco, Inc.	16,119	891,381
		3,939,293
Banks — 2.2%
Cathay General Bancorp.	40,374	1,512,006
FCB Financial Holdings, Inc., Class A(1)	38,501	1,815,322
SVB Financial Group(1)	6,361	1,135,057
		4,462,385
Beverages — 1.1%
Coca-Cola Bottling Co. Consolidated	4,905	1,177,642
MGP Ingredients, Inc.	17,089	1,007,567
		2,185,209
Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc.(1)	16,873	502,309
Aimmune Therapeutics, Inc.(1)	19,758	425,192
Alder Biopharmaceuticals, Inc.(1)	22,647	243,456
Alnylam Pharmaceuticals, Inc.(1)	9,703	802,826
Biohaven Pharmaceutical Holding Co. Ltd.(1)	9,488	244,411
Clovis Oncology, Inc.(1)	6,995	593,246
Exelixis, Inc.(1)	28,434	770,846
Flexion Therapeutics, Inc.(1)	23,809	542,845
Ionis Pharmaceuticals, Inc.(1)	13,077	685,235
Jounce Therapeutics, Inc.(1)	8,565	110,574
Kite Pharma, Inc.(1)	7,541	817,520
Neurocrine Biosciences, Inc.(1)	15,325	736,060
Portola Pharmaceuticals, Inc.(1)	7,816	482,247
Puma Biotechnology, Inc.(1)	4,153	394,743
Radius Health, Inc.(1)	9,366	412,385
Sarepta Therapeutics, Inc.(1)	9,702	374,303
Seattle Genetics, Inc.(1)	9,816	495,708
Spark Therapeutics, Inc.(1)	6,273	445,383
TESARO, Inc.(1)	5,173	660,385

Ultragenyx Pharmaceutical, Inc.(1)	4,182	277,350
		10,017,024
Building Products — 2.2%
Fortune Brands Home & Security, Inc.	32,186	2,113,654
Lennox International, Inc.	7,326	1,252,746
Masonite International Corp.(1)	14,415	1,119,325
		4,485,725
Capital Markets — 2.8%
CBOE Holdings, Inc.	21,225	2,006,399
MarketAxess Holdings, Inc.	6,032	1,223,832
MSCI, Inc., Class A	21,268	2,317,149
		5,547,380
Chemicals — 2.0%
Ingevity Corp.(1)	24,347	1,424,300
Scotts Miracle-Gro Co. (The), Class A	16,483	1,582,203
Valvoline, Inc.	42,130	955,087
		3,961,590
Commercial Services and Supplies — 2.7%
Advanced Disposal Services, Inc.(1)	84,517	2,043,621
Brink's Co. (The)	21,853	1,707,812
Emerald Expositions Events, Inc.	19,802	453,268
Multi-Color Corp.	16,060	1,292,830
		5,497,531
Communications Equipment — 0.4%
Ciena Corp.(1)	28,913	744,510
Construction and Engineering — 0.9%
Granite Construction, Inc.	38,149	1,870,064
Construction Materials — 0.8%
Summit Materials, Inc., Class A(1)	59,612	1,695,365
Consumer Finance — 0.6%
Enova International, Inc.(1)	9,811	142,259
Green Dot Corp., Class A(1)	24,969	1,004,753
		1,147,012
Containers and Packaging — 2.2%
Ball Corp.	63,276	2,651,265
Sealed Air Corp.	38,681	1,683,010
		4,334,275
Distributors — 2.1%
LKQ Corp.(1)	61,954	2,141,130
Pool Corp.	18,587	2,009,627
		4,150,757
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(1)	33,095	2,614,836
Chegg, Inc.(1)	123,125	1,705,281
		4,320,117
Electrical Equipment — 0.6%
AMETEK, Inc.	18,572	1,143,664
Electronic Equipment, Instruments and Components — 4.1%
CDW Corp.	50,484	3,202,200

Coherent, Inc.(1)	6,431	1,704,215
Dolby Laboratories, Inc., Class A	38,884	2,012,247
TTM Technologies, Inc.(1)	74,241	1,290,309
		8,208,971
Equity Real Estate Investment Trusts (REITs) — 1.9%
CyrusOne, Inc.	41,001	2,448,170
Sun Communities, Inc.	15,870	1,412,588
		3,860,758
Food Products — 1.2%
Hostess Brands, Inc., Class A(1)	80,976	1,237,313
TreeHouse Foods, Inc.(1)	14,389	1,220,619
		2,457,932
Health Care Equipment and Supplies — 4.8%
Cooper Cos., Inc. (The)	11,134	2,715,248
Merit Medical Systems, Inc.(1)	50,341	2,063,981
Nevro Corp.(1)	10,800	929,448
NuVasive, Inc.(1)	15,614	1,027,245
Teleflex, Inc.	7,644	1,583,990
Varex Imaging Corp.(1)	42,942	1,324,761
		9,644,673
Health Care Providers and Services — 4.2%
Acadia Healthcare Co., Inc.(1)	34,879	1,846,145
Amedisys, Inc.(1)	17,782	842,156
American Renal Associates Holdings, Inc.(1)	46,745	799,340
HealthEquity, Inc.(1)	29,421	1,349,541
Tivity Health, Inc.(1)	70,516	2,795,959
VCA, Inc.(1)	7,762	718,606
		8,351,747
Health Care Technology — 2.0%
Cotiviti Holdings, Inc.(1)	49,626	2,136,399
Evolent Health, Inc., Class A(1)	74,782	1,847,116
		3,983,515
Hotels, Restaurants and Leisure — 3.6%
Cedar Fair LP	21,346	1,482,266
Hilton Grand Vacations, Inc.(1)	39,259	1,443,161
Papa John's International, Inc.	10,789	769,579
Planet Fitness, Inc., Class A	80,748	1,829,750
Vail Resorts, Inc.	7,691	1,620,955
		7,145,711
Household Durables — 0.7%
Installed Building Products, Inc.(1)	28,011	1,506,992
Insurance — 2.0%
Arthur J. Gallagher & Co.	30,331	1,783,160
James River Group Holdings Ltd.	28,095	1,128,295
Trupanion, Inc.(1)	46,898	1,117,110
		4,028,565
Internet Software and Services — 6.0%
2U, Inc.(1)	38,578	1,996,412
Alarm.com Holdings, Inc.(1)	50,374	1,915,723

CoStar Group, Inc.(1)	6,191	1,705,930
Five9, Inc.(1)	48,848	1,077,587
LogMeIn, Inc.	17,433	2,030,073
Q2 Holdings, Inc.(1)	33,490	1,302,761
Shopify, Inc., Class A(1)	11,252	1,039,347
Wix.com Ltd.(1)	17,763	1,095,977
		12,163,810
IT Services — 3.9%
Acxiom Corp.(1)	53,756	1,449,799
Booz Allen Hamilton Holding Corp., Class A	22,321	765,610
Broadridge Financial Solutions, Inc.	23,050	1,748,573
Leidos Holdings, Inc.	29,892	1,597,428
Square, Inc., Class A(1)	61,853	1,629,827
WEX, Inc.(1)	6,476	703,812
		7,895,049
Leisure Products — 1.2%
Brunswick Corp.	41,484	2,348,409
Life Sciences Tools and Services — 1.3%
Bio-Techne Corp.	9,982	1,157,014
PRA Health Sciences, Inc.(1)	20,845	1,550,868
		2,707,882
Machinery — 4.5%
CIRCOR International, Inc.	12,918	646,675
Dover Corp.	8,648	726,432
EnPro Industries, Inc.	23,518	1,811,356
ITT, Inc.	40,325	1,653,325
John Bean Technologies Corp.	16,863	1,558,141
Kennametal, Inc.	24,428	901,393
WABCO Holdings, Inc.(1)	13,364	1,838,486
		9,135,808
Media — 0.3%
AMC Entertainment Holdings, Inc., Class A	28,661	584,684
Multiline Retail — 1.0%
Ollie's Bargain Outlet Holdings, Inc.(1)	44,966	2,009,980
Oil, Gas and Consumable Fuels — 1.8%
Callon Petroleum Co.(1)	78,706	890,952
Diamondback Energy, Inc.(1)	16,854	1,615,961
RSP Permian, Inc.(1)	31,433	1,080,038
		3,586,951
Paper and Forest Products — 0.6%
KapStone Paper and Packaging Corp.	56,671	1,295,499
Pharmaceuticals — 1.9%
Catalent, Inc.(1)	67,271	2,334,304
Horizon Pharma plc(1)	38,725	463,925
Medicines Co. (The)(1)	9,415	362,007
Pacira Pharmaceuticals, Inc.(1)	9,479	374,420
Supernus Pharmaceuticals, Inc.(1)	4,287	173,409
Theravance Biopharma, Inc.(1)	3,681	118,271
		3,826,336

Real Estate Management and Development — 1.1%
FirstService Corp.	16,938	1,091,613
RE/MAX Holdings, Inc., Class A	20,707	1,204,112
		2,295,725
Road and Rail — 0.7%
Saia, Inc.(1)	27,789	1,510,332
Semiconductors and Semiconductor Equipment — 3.0%
Cavium, Inc.(1)	19,490	1,207,211
Formfactor, Inc.(1)	75,236	985,592
Microsemi Corp.(1)	22,889	1,192,059
Monolithic Power Systems, Inc.	14,519	1,485,584
ON Semiconductor Corp.(1)	71,475	1,068,551
		5,938,997
Software — 6.3%
Callidus Software, Inc.(1)	83,778	2,035,805
CDK Global, Inc.	14,111	928,222
Guidewire Software, Inc.(1)	8,495	612,999
Paycom Software, Inc.(1)	24,987	1,751,339
RealPage, Inc.(1)	43,086	1,669,583
RingCentral, Inc., Class A(1)	64,016	2,227,757
ServiceNow, Inc.(1)	6,958	768,511
Tyler Technologies, Inc.(1)	15,303	2,629,208
		12,623,424
Specialty Retail — 1.6%
At Home Group, Inc.(1)	49,098	1,117,470
Burlington Stores, Inc.(1)	24,326	2,117,092
		3,234,562
Textiles, Apparel and Luxury Goods — 0.6%
Coach, Inc.	24,578	1,158,607
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(1)	44,825	1,722,177
Trading Companies and Distributors — 2.5%
BMC Stock Holdings, Inc.(1)	74,714	1,643,708
MRC Global, Inc.(1)	81,493	1,331,596
SiteOne Landscape Supply, Inc.(1)	37,779	1,983,397
		4,958,701
TOTAL COMMON STOCKS (Cost $153,774,373)		196,876,578
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $1,898,731), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $1,861,813)		1,861,768
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,162,993), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $2,116,020)		2,116,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,852	1,852
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,979,620)		3,979,620
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $157,753,993)		200,856,198
OTHER ASSETS AND LIABILITIES — 0.1%		260,944
TOTAL NET ASSETS — 100.0%		$201,117,142

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	32,318	USD	25,088	Morgan Stanley	9/29/17	855
CAD	27,897	USD	22,311	Morgan Stanley	9/29/17	82
USD	965,889	CAD	1,276,549	Morgan Stanley	9/29/17	(58,839)
USD	31,714	CAD	39,787	Morgan Stanley	9/29/17	(224)
						(58,126)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	195,784,965	1,091,613	—
Temporary Cash Investments	1,852	3,977,768	—
	195,786,817	5,069,381	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	937	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	59,063	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$158,658,745
Gross tax appreciation of investments	$45,080,364
Gross tax depreciation of investments	(2,882,911)
Net tax appreciation (depreciation) of investments	$42,197,453

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2017

NT Growth - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.7%
Boeing Co. (The)	43,353	10,511,368
Lockheed Martin Corp.	87,053	25,430,793
		35,942,161
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	219,978	13,222,878
Airlines — 1.3%
Delta Air Lines, Inc.	349,532	17,252,900
Banks — 1.0%
Bank of America Corp.	320,578	7,732,341
Citizens Financial Group, Inc.	180,698	6,338,886
		14,071,227
Beverages — 4.3%
PepsiCo, Inc.	494,599	57,675,189
Biotechnology — 4.5%
Amgen, Inc.	63,550	11,090,111
Biogen, Inc.(1)	78,351	22,689,666
Gilead Sciences, Inc.	114,356	8,701,348
Incyte Corp.(1)	36,035	4,803,105
Regeneron Pharmaceuticals, Inc.(1)	26,078	12,820,466
		60,104,696
Capital Markets — 1.4%
Charles Schwab Corp. (The)	435,837	18,697,407
Chemicals — 0.9%
Dow Chemical Co. (The)	47,080	3,024,419
LyondellBasell Industries NV, Class A	93,541	8,427,109
		11,451,528
Communications Equipment — 1.6%
Palo Alto Networks, Inc.(1)	167,399	22,059,840
Consumer Finance — 1.0%
American Express Co.	154,407	13,160,109
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	132,660	8,414,624
Energy Equipment and Services — 0.4%
Halliburton Co.	124,257	5,273,467
Equity Real Estate Investment Trusts (REITs) — 2.6%
Equity Residential	294,807	20,064,565
SBA Communications Corp., Class A(1)	112,246	15,439,437
		35,504,002
Food and Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	269,919	21,590,821
Food Products — 1.3%
Hormel Foods Corp.	303,947	10,385,869
Mondelez International, Inc., Class A	155,627	6,850,701
		17,236,570
Health Care Equipment and Supplies — 5.0%
ABIOMED, Inc.(1)	23,382	3,462,641
Boston Scientific Corp.(1)	281,175	7,484,879

Edwards Lifesciences Corp.(1)	128,274	14,774,599
Hologic, Inc.(1)	167,983	7,426,529
IDEXX Laboratories, Inc.(1)	30,629	5,098,503
Intuitive Surgical, Inc.(1)	27,236	25,554,449
Penumbra, Inc.(1)	37,648	3,073,959
		66,875,559
Health Care Providers and Services — 1.5%
Express Scripts Holding Co.(1)	78,373	4,909,285
Quest Diagnostics, Inc.	50,450	5,464,239
WellCare Health Plans, Inc.(1)	55,975	9,907,015
		20,280,539
Health Care Technology — 0.7%
Cerner Corp.(1)	138,948	8,944,083
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc., Class A(1)	36,828	12,660,362
Darden Restaurants, Inc.	121,174	10,164,075
Las Vegas Sands Corp.	178,490	10,996,769
		33,821,206
Household Products — 1.3%
Church & Dwight Co., Inc.	157,380	8,396,223
Procter & Gamble Co. (The)	102,855	9,341,291
		17,737,514
Industrial Conglomerates — 1.6%
3M Co.	105,226	21,168,314
Internet and Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	67,770	66,941,851
Expedia, Inc.	128,084	20,041,303
		86,983,154
Internet Software and Services — 10.2%
Alphabet, Inc., Class A(1)	104,808	99,095,964
Facebook, Inc., Class A(1)	141,439	23,938,551
LogMeIn, Inc.	34,005	3,959,882
VeriSign, Inc.(1)	100,525	10,170,114
		137,164,511
IT Services — 7.3%
DXC Technology Co.	160,571	12,585,555
Fiserv, Inc.(1)	122,040	15,682,140
Global Payments, Inc.	95,174	8,981,570
PayPal Holdings, Inc.(1)	315,326	18,462,337
Visa, Inc., Class A	424,365	42,249,780
		97,961,382
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	196,405	11,743,055
Illumina, Inc.(1)	15,775	2,742,484
Waters Corp.(1)	24,715	4,286,569
		18,772,108
Machinery — 3.6%
Caterpillar, Inc.	92,994	10,596,666
Cummins, Inc.	77,805	13,063,460
Parker-Hannifin Corp.	53,707	8,914,288
WABCO Holdings, Inc.(1)	58,027	7,982,774
Wabtec Corp.	103,612	7,808,200
		48,365,388

Media — 4.5%
Comcast Corp., Class A	850,337	34,396,132
DISH Network Corp., Class A(1)	62,444	3,998,289
Liberty Media Corp-Liberty Formula One, Class C(1)	108,294	3,808,700
Sirius XM Holdings, Inc.	1,178,396	6,905,400
Walt Disney Co. (The)	106,863	11,747,450
		60,855,971
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	190,033	13,697,579
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	38,572	5,024,389
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	139,176	13,777,032
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	74,680	4,249,292
Johnson & Johnson	101,314	13,446,394
		17,695,686
Road and Rail — 1.3%
Union Pacific Corp.	172,413	17,751,642
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	437,987	19,407,204
ASML Holding NV	123,316	18,707,533
Broadcom Ltd.	68,230	16,829,612
Maxim Integrated Products, Inc.	219,878	9,991,256
		64,935,605
Software — 9.7%
Activision Blizzard, Inc.	341,154	21,076,494
Electronic Arts, Inc.(1)	103,431	12,074,535
Microsoft Corp.	607,673	44,177,827
Oracle Corp. (New York)	210,519	10,511,214
salesforce.com, Inc.(1)	184,941	16,792,643
Splunk, Inc.(1)	187,859	11,273,419
Symantec Corp.	196,463	6,088,388
VMware, Inc., Class A(1)	98,574	9,138,795
		131,133,315
Specialty Retail — 1.8%
Home Depot, Inc. (The)	49,784	7,447,686
O'Reilly Automotive, Inc.(1)	26,286	5,370,230
TJX Cos., Inc. (The)	168,132	11,821,361
		24,639,277
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	415,367	61,777,534
Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	149,207	7,033,618
TOTAL COMMON STOCKS (Cost $938,636,925)		1,328,052,825
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Growth ETF (Cost $13,296,946)	110,096	13,398,683
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $5,911,615), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $5,796,675)		5,796,535
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $6,720,177), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $6,588,062)		6,588,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	72,216	72,216
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,456,751)		12,456,751
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $964,390,622)		1,353,908,259
OTHER ASSETS AND LIABILITIES — (0.6)%		(7,917,462)
TOTAL NET ASSETS — 100.0%		$1,345,990,797

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	513,674	USD	589,018	UBS AG	9/29/17	20,969
USD	481,196	EUR	420,507	UBS AG	9/29/17	(18,156)
USD	336,338	EUR	290,813	UBS AG	9/29/17	(9,003)
USD	830,823	EUR	711,991	UBS AG	9/29/17	(14,666)
USD	587,668	EUR	500,995	UBS AG	9/29/17	(7,263)
USD	486,573	EUR	412,994	UBS AG	9/29/17	(3,856)
USD	10,749,157	EUR	9,568,926	UBS AG	9/29/17	(613,922)
USD	666,662	EUR	585,688	UBS AG	9/29/17	(28,841)
USD	398,127	EUR	349,703	UBS AG	9/29/17	(17,144)
USD	434,229	EUR	378,874	UBS AG	9/29/17	(15,683)
USD	346,962	EUR	302,953	UBS AG	9/29/17	(12,794)
USD	607,281	EUR	529,168	UBS AG	9/29/17	(21,105)
USD	448,682	EUR	391,452	UBS AG	9/29/17	(16,166)
						(757,630)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,309,345,292	18,707,533	—
Exchange-Traded Funds	13,398,683	—	—
Temporary Cash Investments	72,216	12,384,535	—
	1,322,816,191	31,092,068	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	20,969	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	778,599	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$969,809,786
Gross tax appreciation of investments	$389,165,942
Gross tax depreciation of investments	(5,067,469)
Net tax appreciation (depreciation) of investments	$384,098,473

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2017

NT Heritage - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.1%
L3 Technologies, Inc.	51,373	8,988,734
Air Freight and Logistics — 0.6%
XPO Logistics, Inc.(1)	77,979	4,687,318
Airlines — 0.5%
American Airlines Group, Inc.	81,008	4,086,043
Auto Components — 0.7%
Delphi Automotive plc	59,676	5,395,904
Banks — 2.4%
BankUnited, Inc.	124,650	4,290,453
SVB Financial Group(1)	34,853	6,219,169
Zions Bancorporation	193,386	8,764,254
		19,273,876
Beverages — 3.3%
Constellation Brands, Inc., Class A	41,516	8,027,119
Molson Coors Brewing Co., Class B	87,431	7,779,610
Monster Beverage Corp.(1)	197,305	10,407,839
		26,214,568
Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.(1)	67,627	9,287,892
BioMarin Pharmaceutical, Inc.(1)	49,310	4,325,966
Bioverativ, Inc.(1)	94,092	5,830,881
Incyte Corp.(1)	78,443	10,455,668
		29,900,407
Building Products — 1.6%
Fortune Brands Home & Security, Inc.	110,835	7,278,534
Lennox International, Inc.	31,526	5,390,946
		12,669,480
Capital Markets — 4.1%
Affiliated Managers Group, Inc.	36,968	6,869,763
CBOE Holdings, Inc.	77,166	7,294,502
S&P Global, Inc.	56,062	8,610,563
SEI Investments Co.	185,603	10,488,425
		33,263,253
Chemicals — 1.6%
Axalta Coating Systems Ltd.(1)	120,112	3,783,528
Ingevity Corp.(1)	73,645	4,308,233
Scotts Miracle-Gro Co. (The), Class A	47,467	4,556,357
		12,648,118
Commercial Services and Supplies — 0.9%
Brink's Co. (The)	95,951	7,498,571
Communications Equipment — 1.1%
Palo Alto Networks, Inc.(1)	69,036	9,097,564
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	75,772	3,994,700
Construction Materials — 1.4%
Vulcan Materials Co.	92,058	11,334,181

Consumer Finance — 0.7%
Discover Financial Services	96,160	5,859,990
Containers and Packaging — 2.7%
Ball Corp.	340,876	14,282,704
Packaging Corp. of America	70,319	7,698,524
		21,981,228
Distributors — 0.9%
LKQ Corp.(1)	198,199	6,849,757
Electrical Equipment — 0.7%
AMETEK, Inc.	90,212	5,555,255
Electronic Equipment, Instruments and Components — 2.6%
Dolby Laboratories, Inc., Class A	152,384	7,885,872
National Instruments Corp.	122,808	5,052,321
Trimble, Inc.(1)	206,051	7,712,489
		20,650,682
Equity Real Estate Investment Trusts (REITs) — 2.5%
Crown Castle International Corp.	80,041	8,050,524
Equinix, Inc.	9,166	4,131,391
SBA Communications Corp., Class A(1)	58,894	8,100,870
		20,282,785
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	35,560	5,636,616
Food Products — 0.7%
Dean Foods Co.	132,962	1,994,430
TreeHouse Foods, Inc.(1)	44,101	3,741,088
		5,735,518
Health Care Equipment and Supplies — 5.7%
Align Technology, Inc.(1)	26,723	4,468,887
Baxter International, Inc.	206,632	12,497,103
Hill-Rom Holdings, Inc.	26,861	2,001,682
Nevro Corp.(1)	46,532	4,004,544
NuVasive, Inc.(1)	81,923	5,389,714
Teleflex, Inc.	53,558	11,098,289
West Pharmaceutical Services, Inc.	72,947	6,470,399
		45,930,618
Health Care Providers and Services — 2.1%
Amedisys, Inc.(1)	114,480	5,421,773
Envision Healthcare Corp.(1)	63,355	3,575,123
Humana, Inc.	32,567	7,529,490
		16,526,386
Hotels, Restaurants and Leisure — 3.8%
Chipotle Mexican Grill, Inc., Class A(1)	7,080	2,433,892
Hilton Worldwide Holdings, Inc.	72,826	4,553,810
Las Vegas Sands Corp.	66,103	4,072,606
MGM Resorts International	280,311	9,230,641
Papa John's International, Inc.	51,006	3,638,258
Vail Resorts, Inc.	31,965	6,736,943
		30,666,150
Household Durables — 2.7%
Mohawk Industries, Inc.(1)	26,733	6,656,250
Newell Brands, Inc.	293,257	15,460,509
		22,116,759

Internet and Direct Marketing Retail — 1.3%
Expedia, Inc.	66,087	10,340,633
Internet Software and Services — 2.5%
CoStar Group, Inc.(1)	23,970	6,604,933
eBay, Inc.(1)	113,350	4,049,996
LogMeIn, Inc.	82,432	9,599,206
		20,254,135
IT Services — 7.1%
Alliance Data Systems Corp.	43,327	10,460,438
Booz Allen Hamilton Holding Corp., Class A	250,714	8,599,490
DXC Technology Co.	131,825	10,332,443
Fidelity National Information Services, Inc.	143,435	13,084,141
First Data Corp., Class A(1)	537,712	10,033,706
Vantiv, Inc., Class A(1)	66,250	4,210,187
		56,720,405
Life Sciences Tools and Services — 2.0%
Bio-Techne Corp.	73,808	8,555,085
Illumina, Inc.(1)	42,591	7,404,446
		15,959,531
Machinery — 6.1%
Ingersoll-Rand plc	67,133	5,899,648
John Bean Technologies Corp.	58,247	5,382,022
Kennametal, Inc.	164,651	6,075,622
Middleby Corp. (The)(1)	98,941	12,929,610
Parker-Hannifin Corp.	57,748	9,585,013
Snap-on, Inc.	32,839	5,063,774
WABCO Holdings, Inc.(1)	31,877	4,385,319
		49,321,008
Multiline Retail — 1.8%
Dollar General Corp.	82,686	6,214,680
Dollar Tree, Inc.(1)	111,225	8,017,098
		14,231,778
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.(1)	71,241	9,279,853
Pharmaceuticals — 3.3%
Jazz Pharmaceuticals plc(1)	50,770	7,798,780
Zoetis, Inc.	298,775	18,679,413
		26,478,193
Professional Services — 3.7%
Equifax, Inc.	75,362	10,960,649
IHS Markit Ltd.(1)	151,366	7,061,224
Verisk Analytics, Inc., Class A(1)	137,400	11,989,524
		30,011,397
Road and Rail — 0.9%
Canadian Pacific Railway Ltd.	25,151	3,932,862
Norfolk Southern Corp.	32,208	3,625,976
		7,558,838
Semiconductors and Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(1)	373,401	5,081,988
Broadcom Ltd.	34,841	8,593,881
KLA-Tencor Corp.	98,553	9,128,964
Lam Research Corp.	26,623	4,245,303

Xilinx, Inc.	186,376	11,790,146
		38,840,282
Software — 9.3%
Autodesk, Inc.(1)	66,846	7,405,868
Electronic Arts, Inc.(1)	88,610	10,344,331
Guidewire Software, Inc.(1)	113,363	8,180,274
Nuance Communications, Inc.(1)	241,392	4,176,082
Red Hat, Inc.(1)	82,020	8,109,317
ServiceNow, Inc.(1)	90,235	9,966,456
Splunk, Inc.(1)	105,094	6,306,691
Symantec Corp.	144,670	4,483,323
Tyler Technologies, Inc.(1)	66,708	11,461,102
Zynga, Inc., Class A(1)	1,103,426	3,983,368
		74,416,812
Specialty Retail — 3.7%
Burlington Stores, Inc.(1)	81,080	7,056,392
O'Reilly Automotive, Inc.(1)	61,542	12,573,031
Ross Stores, Inc.	121,532	6,723,150
Ulta Salon Cosmetics & Fragrance, Inc.(1)	13,808	3,468,708
		29,821,281
Textiles, Apparel and Luxury Goods — 1.1%
Coach, Inc.	96,723	4,559,522
Columbia Sportswear Co.	69,651	4,219,458
		8,778,980
Trading Companies and Distributors — 1.0%
United Rentals, Inc.(1)	65,085	7,742,512
TOTAL COMMON STOCKS (Cost $635,263,570)		796,600,099
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $4,647,625), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $4,557,261)		4,557,151
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $5,286,745), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $5,179,049)		5,179,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,493	45,493
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,781,644)		9,781,644
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $645,045,214)		806,381,743
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,740,155)
TOTAL NET ASSETS — 100.0%		$803,641,588

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	104,578	USD	83,126	Morgan Stanley	9/29/17	822
CAD	148,069	USD	118,522	Morgan Stanley	9/29/17	338
USD	3,625,421	CAD	4,773,555	Morgan Stanley	9/29/17	(206,469)
						(205,309)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	796,600,099	—	—
Temporary Cash Investments	45,493	9,736,151	—
	796,645,592	9,736,151	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,160	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	206,469	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$649,468,349
Gross tax appreciation of investments	$165,192,732
Gross tax depreciation of investments	(8,279,338)
Net tax appreciation (depreciation) of investments	$156,913,394

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2017

Select - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 3.2%
Boeing Co. (The)	217,400	52,710,804
United Technologies Corp.	291,000	34,503,870
		87,214,674
Auto Components — 1.6%
Delphi Automotive plc	316,600	28,626,972
Gentex Corp.	943,500	16,058,370
		44,685,342
Banks — 2.0%
JPMorgan Chase & Co.	581,400	53,372,520
Beverages — 3.1%
Constellation Brands, Inc., Class A	290,200	56,110,170
Diageo plc	832,000	26,878,193
		82,988,363
Biotechnology — 9.0%
Biogen, Inc.(1)	223,500	64,723,365
Celgene Corp.(1)	561,000	75,965,010
Gilead Sciences, Inc.	427,900	32,558,911
Regeneron Pharmaceuticals, Inc.(1)	99,500	48,916,190
Vertex Pharmaceuticals, Inc.(1)	150,300	22,818,546
		244,982,022
Capital Markets — 1.6%
CBOE Holdings, Inc.	472,000	44,618,160
Chemicals — 1.7%
Monsanto Co.	289,500	33,819,390
Valvoline, Inc.	601,500	13,636,005
		47,455,395
Energy Equipment and Services — 0.4%
Core Laboratories NV	105,100	10,565,703
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	388,400	52,950,572
Equinix, Inc.	61,700	27,810,041
		80,760,613
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	304,800	48,313,848
Food Products — 0.4%
Hostess Brands, Inc., Class A(1)	714,200	10,912,976
Health Care Providers and Services — 5.3%
Cigna Corp.	155,400	26,971,224
UnitedHealth Group, Inc.	615,700	118,097,417
		145,068,641
Hotels, Restaurants and Leisure — 3.0%
Papa John's International, Inc.	138,100	9,850,673
Starbucks Corp.	825,200	44,544,296
Wynn Resorts Ltd.	204,800	26,488,832
		80,883,801

Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	134,600	31,289,116
Insurance — 1.4%
Brighthouse Financial, Inc.(1)(2)	61,627	4,049,528
MetLife, Inc.	677,900	33,234,970
		37,284,498
Internet and Direct Marketing Retail — 4.1%
Amazon.com, Inc.(1)	111,800	110,433,804
Internet Software and Services — 13.5%
Alphabet, Inc., Class A(1)	103,500	97,859,250
Alphabet, Inc., Class C(1)	138,600	128,967,300
Baidu, Inc. ADR(1)	103,000	23,314,050
Facebook, Inc., Class A(1)	692,000	117,121,000
		367,261,600
IT Services — 5.3%
Mastercard, Inc., Class A	915,000	116,937,000
PayPal Holdings, Inc.(1)	444,400	26,019,620
		142,956,620
Machinery — 4.1%
FANUC Corp.	182,200	37,292,784
Graco, Inc.	225,900	26,213,436
Middleby Corp. (The)(1)	368,000	48,090,240
		111,596,460
Media — 4.5%
Time Warner, Inc.	566,100	57,979,962
Walt Disney Co. (The)	574,300	63,132,799
		121,112,761
Oil, Gas and Consumable Fuels — 1.1%
EOG Resources, Inc.	316,500	30,111,810
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	373,100	36,933,169
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	638,100	36,307,890
Professional Services — 2.1%
IHS Markit Ltd.(1)	400,828	18,698,626
Verisk Analytics, Inc., Class A(1)	451,300	39,380,438
		58,079,064
Road and Rail — 1.0%
Canadian Pacific Railway Ltd.	179,000	28,024,070
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	254,500	20,108,045
Maxim Integrated Products, Inc.	317,600	14,431,744
QUALCOMM, Inc.	511,100	27,185,409
		61,725,198
Software — 5.5%
Electronic Arts, Inc.(1)	570,500	66,600,170
Microsoft Corp.	1,145,400	83,270,580
		149,870,750
Specialty Retail — 4.6%
Home Depot, Inc. (The)	495,400	74,111,840
TJX Cos., Inc. (The)	738,500	51,923,935
		126,035,775

Technology Hardware, Storage and Peripherals — 9.0%
Apple, Inc.	1,638,900	243,753,597
Tobacco — 1.2%
Philip Morris International, Inc.	291,500	34,020,965
TOTAL COMMON STOCKS (Cost $1,300,755,791)		2,708,619,205
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $6,401,995), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $6,277,521)		6,277,369
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $7,280,192), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $7,134,067)		7,134,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,421	1,421
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,412,790)		13,412,790
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,314,168,581)		2,722,031,995
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,964,951)
TOTAL NET ASSETS — 100.0%		$2,719,067,044

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	1,071,315	USD	857,535	Morgan Stanley	9/29/17	2,444
USD	19,742,615	CAD	26,092,472	Morgan Stanley	9/29/17	(1,202,668)
						(1,200,224)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,616,424,158	92,195,047	—
Temporary Cash Investments	1,421	13,411,369	—
	2,616,425,579	105,606,416	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,444	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,202,668	—

3. Federal Tax Information
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,314,444,725
Gross tax appreciation of investments	$1,412,575,702
Gross tax depreciation of investments	(4,988,432)
Net tax appreciation (depreciation) of investments	$1,407,587,270

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2017

Small Cap Growth - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 3.6%
AAR Corp.	128,989	4,824,188
Cubic Corp.	65,103	3,102,158
KLX, Inc.(1)	95,491	4,957,893
Mercury Systems, Inc.(1)	117,277	5,149,633
		18,033,872
Air Freight and Logistics — 1.5%
XPO Logistics, Inc.(1)	127,021	7,635,232
Auto Components — 2.5%
Dorman Products, Inc.(1)	38,080	2,973,287
LCI Industries	54,631	5,831,859
Tenneco, Inc.	66,341	3,668,657
		12,473,803
Banks — 2.8%
Ameris Bancorp	70,754	3,240,533
Cathay General Bancorp.	141,083	5,283,559
FCB Financial Holdings, Inc., Class A(1)	117,548	5,542,388
		14,066,480
Beverages — 1.5%
Coca-Cola Bottling Co. Consolidated	18,130	4,352,832
MGP Ingredients, Inc.	56,884	3,353,880
		7,706,712
Biotechnology — 7.0%
Aimmune Therapeutics, Inc.(1)	73,378	1,579,094
Alder Biopharmaceuticals, Inc.(1)	60,992	655,664
Arena Pharmaceuticals, Inc.(1)	55,596	1,320,961
Biohaven Pharmaceutical Holding Co. Ltd.(1)	44,886	1,156,263
Clovis Oncology, Inc.(1)	28,976	2,457,454
Exact Sciences Corp.(1)	56,680	2,199,184
FibroGen, Inc.(1)	64,499	2,202,641
Flexion Therapeutics, Inc.(1)	76,501	1,744,223
Halozyme Therapeutics, Inc.(1)	105,326	1,335,534
Jounce Therapeutics, Inc.(1)	22,664	292,592
Kite Pharma, Inc.(1)	35,418	3,839,665
Ligand Pharmaceuticals, Inc., Class B(1)	13,716	1,658,401
Neurocrine Biosciences, Inc.(1)	16,520	793,456
Portola Pharmaceuticals, Inc.(1)	43,444	2,680,495
Prothena Corp. plc(1)	19,676	1,215,190
Puma Biotechnology, Inc.(1)	20,661	1,963,828
Radius Health, Inc.(1)	34,452	1,516,922
Sage Therapeutics, Inc.(1)	22,365	1,783,609
Sarepta Therapeutics, Inc.(1)	35,643	1,375,107
Spark Therapeutics, Inc.(1)	26,092	1,852,532

Ultragenyx Pharmaceutical, Inc.(1)	24,468	1,622,718
		35,245,533
Building Products — 1.5%
Masonite International Corp.(1)	59,588	4,627,008
PGT Innovations, Inc.(1)	219,088	2,848,144
		7,475,152
Chemicals — 2.8%
Ingevity Corp.(1)	90,714	5,306,769
Sensient Technologies Corp.	85,115	6,329,152
Valvoline, Inc.	103,224	2,340,088
		13,976,009
Commercial Services and Supplies — 3.1%
Advanced Disposal Services, Inc.(1)	238,965	5,778,174
Brink's Co. (The)	71,095	5,556,074
Multi-Color Corp.	52,963	4,263,521
		15,597,769
Communications Equipment — 1.0%
Ciena Corp.(1)	119,394	3,074,395
Lumentum Holdings, Inc.(1)	35,586	2,227,684
		5,302,079
Construction and Engineering — 1.1%
Granite Construction, Inc.	116,279	5,699,997
Construction Materials — 1.2%
Summit Materials, Inc., Class A(1)	211,795	6,023,450
Consumer Finance — 0.8%
Enova International, Inc.(1)	55,309	801,980
Green Dot Corp., Class A(1)	77,044	3,100,251
		3,902,231
Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc.(1)	89,356	7,060,018
Chegg, Inc.(1)	350,300	4,851,655
		11,911,673
Electronic Equipment, Instruments and Components — 2.8%
Coherent, Inc.(1)	10,083	2,671,995
Dolby Laboratories, Inc., Class A	99,637	5,156,215
Fabrinet(1)	52,712	2,372,567
TTM Technologies, Inc.(1)	224,568	3,902,992
		14,103,769
Equity Real Estate Investment Trusts (REITs) — 2.5%
National Health Investors, Inc.	49,830	3,849,368
PS Business Parks, Inc.	22,698	3,051,973
QTS Realty Trust, Inc., Class A	110,441	5,905,280
		12,806,621
Food Products — 0.7%
Hostess Brands, Inc., Class A(1)	218,961	3,345,724
Health Care Equipment and Supplies — 3.4%
Merit Medical Systems, Inc.(1)	139,516	5,720,156
Nevro Corp.(1)	40,737	3,505,826
NuVasive, Inc.(1)	64,622	4,251,482

Varex Imaging Corp.(1)	118,532	3,656,712
		17,134,176
Health Care Providers and Services — 4.3%
Acadia Healthcare Co., Inc.(1)	91,836	4,860,880
Amedisys, Inc.(1)	57,817	2,738,213
American Renal Associates Holdings, Inc.(1)	131,394	2,246,837
HealthEquity, Inc.(1)	93,698	4,297,927
Tivity Health, Inc.(1)	197,504	7,831,034
		21,974,891
Health Care Technology — 2.1%
Cotiviti Holdings, Inc.(1)	131,363	5,655,177
Evolent Health, Inc., Class A(1)	201,185	4,969,270
		10,624,447
Hotels, Restaurants and Leisure — 4.0%
Cedar Fair LP	75,572	5,247,720
Hilton Grand Vacations, Inc.(1)	85,811	3,154,412
Papa John's International, Inc.	37,872	2,701,410
Planet Fitness, Inc., Class A	236,123	5,350,547
Texas Roadhouse, Inc., Class A	83,065	3,928,975
		20,383,064
Household Durables — 0.9%
Installed Building Products, Inc.(1)	84,274	4,533,941
Insurance — 1.4%
James River Group Holdings Ltd.	108,732	4,366,677
Trupanion, Inc.(1)	120,089	2,860,520
		7,227,197
Internet Software and Services — 7.7%
2U, Inc.(1)	137,684	7,125,147
Alarm.com Holdings, Inc.(1)	145,640	5,538,689
Five9, Inc.(1)	183,817	4,055,003
j2 Global, Inc.	38,593	3,266,126
LogMeIn, Inc.	40,745	4,744,755
Mimecast Ltd.(1)	136,171	3,820,958
Q2 Holdings, Inc.(1)	133,789	5,204,392
Shopify, Inc., Class A(1)	25,802	2,383,331
Wix.com Ltd.(1)	45,246	2,791,678
		38,930,079
IT Services — 2.2%
Acxiom Corp.(1)	176,287	4,754,460
Booz Allen Hamilton Holding Corp., Class A	59,530	2,041,879
Science Applications International Corp.	62,407	4,394,077
		11,190,416
Leisure Products — 0.8%
Brunswick Corp.	75,505	4,274,338
Life Sciences Tools and Services — 1.5%
Bio-Techne Corp.	25,264	2,928,350
PRA Health Sciences, Inc.(1)	66,210	4,926,024
		7,854,374

Machinery — 4.0%
CIRCOR International, Inc.	46,558	2,330,693
EnPro Industries, Inc.	82,699	6,369,477
ITT, Inc.	109,746	4,499,586
John Bean Technologies Corp.	17,322	1,600,553
Kennametal, Inc.	62,299	2,298,833
Woodward, Inc.	43,586	3,048,405
		20,147,547
Media — 1.0%
AMC Entertainment Holdings, Inc., Class A	86,895	1,772,658
Emerald Expositions Events, Inc.	60,308	1,380,450
Madison Square Garden Co. (The)(1)	9,874	2,169,515
		5,322,623
Multiline Retail — 1.0%
Ollie's Bargain Outlet Holdings, Inc.(1)	116,930	5,226,771
Oil, Gas and Consumable Fuels — 1.6%
Callon Petroleum Co.(1)	359,260	4,066,823
RSP Permian, Inc.(1)	121,884	4,187,934
		8,254,757
Paper and Forest Products — 0.8%
KapStone Paper and Packaging Corp.	172,659	3,946,985
Personal Products — 0.6%
Inter Parfums, Inc.	84,010	3,259,588
Pharmaceuticals — 3.4%
Aerie Pharmaceuticals, Inc.(1)	22,942	1,245,751
Catalent, Inc.(1)	241,327	8,374,047
Dermira, Inc.(1)	41,248	1,135,557
Horizon Pharma plc(1)	108,604	1,301,076
Medicines Co. (The)(1)	49,824	1,915,733
Pacira Pharmaceuticals, Inc.(1)	39,138	1,545,951
Supernus Pharmaceuticals, Inc.(1)	22,000	889,900
Theravance Biopharma, Inc.(1)	23,334	749,721
		17,157,736
Real Estate Management and Development — 1.3%
FirstService Corp.	54,466	3,510,201
RE/MAX Holdings, Inc., Class A	57,458	3,341,183
		6,851,384
Road and Rail — 0.8%
Saia, Inc.(1)	71,084	3,863,415
Semiconductors and Semiconductor Equipment — 5.2%
Cavium, Inc.(1)	51,197	3,171,142
Formfactor, Inc.(1)	211,179	2,766,445
Inphi Corp.(1)	76,664	2,943,898
MACOM Technology Solutions Holdings, Inc.(1)	35,930	2,175,561
Microsemi Corp.(1)	85,112	4,432,633
Monolithic Power Systems, Inc.	71,228	7,288,049
Power Integrations, Inc.	49,846	3,521,620
		26,299,348

Software — 6.0%
Callidus Software, Inc.(1)	243,847	5,925,482
Paycom Software, Inc.(1)	95,795	6,714,272
RealPage, Inc.(1)	147,479	5,714,811
RingCentral, Inc., Class A(1)	196,614	6,842,167
Tyler Technologies, Inc.(1)	29,015	4,985,067
		30,181,799
Specialty Retail — 1.4%
At Home Group, Inc.(1)	125,988	2,867,487
Burlington Stores, Inc.(1)	47,457	4,130,183
		6,997,670
Thrifts and Mortgage Finance — 1.2%
Essent Group Ltd.(1)	160,542	6,168,024
Trading Companies and Distributors — 2.8%
BMC Stock Holdings, Inc.(1)	215,247	4,735,434
MRC Global, Inc.(1)	241,975	3,953,872
SiteOne Landscape Supply, Inc.(1)	104,031	5,461,627
		14,150,933
TOTAL COMMON STOCKS (Cost $420,675,426)		497,261,609
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $4,153,499), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $4,072,742)		4,072,644
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $4,721,592), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $4,628,044)		4,628,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,336	1,336
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,701,980)		8,701,980
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $429,377,406)		505,963,589
OTHER ASSETS AND LIABILITIES — 0.2%		1,001,965
TOTAL NET ASSETS — 100.0%		$506,965,554

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	103,921	USD	80,672	Morgan Stanley	9/29/17	2,749
CAD	89,706	USD	71,744	Morgan Stanley	9/29/17	266
USD	3,105,921	CAD	4,104,885	Morgan Stanley	9/29/17	(189,205)
USD	101,981	CAD	127,941	Morgan Stanley	9/29/17	(721)
						(186,911)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	493,751,408	3,510,201	—
Temporary Cash Investments	1,336	8,700,644	—
	493,752,744	12,210,845	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,015	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	189,926	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$431,273,110
Gross tax appreciation of investments	$87,640,428
Gross tax depreciation of investments	(12,949,949)
Net tax appreciation (depreciation) of investments	$74,690,479

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
July 31, 2017

Sustainable Equity - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.9%
Boeing Co. (The)	17,263	4,185,587
Northrop Grumman Corp.	8,959	2,357,382
		6,542,969
Airlines — 1.2%
Delta Air Lines, Inc.	55,916	2,760,014
Automobiles — 0.5%
Ford Motor Co.	91,007	1,021,098
Banks — 8.2%
Bank of America Corp.	183,370	4,422,884
Citigroup, Inc.	77,324	5,292,828
JPMorgan Chase & Co.	92,870	8,525,466
		18,241,178
Beverages — 2.5%
PepsiCo, Inc.	48,122	5,611,506
Biotechnology — 3.0%
AbbVie, Inc.	17,267	1,207,136
Amgen, Inc.	10,046	1,753,127
Biogen, Inc.(1)	11,311	3,275,553
Incyte Corp.(1)	3,229	430,393
		6,666,209
Capital Markets — 1.2%
Ameriprise Financial, Inc.	11,118	1,610,776
Franklin Resources, Inc.	5,345	239,349
S&P Global, Inc.	4,895	751,823
		2,601,948
Chemicals — 2.4%
Dow Chemical Co. (The)	46,738	3,002,449
LyondellBasell Industries NV, Class A	5,170	465,765
Sherwin-Williams Co. (The)	5,504	1,856,334
		5,324,548
Communications Equipment — 3.5%
Cisco Systems, Inc.	151,560	4,766,562
Motorola Solutions, Inc.	33,029	2,995,070
		7,761,632
Containers and Packaging — 0.6%
International Paper Co.	22,416	1,232,432
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	22,775	888,225
CenturyLink, Inc.	22,294	518,781
Level 3 Communications, Inc.(1)	9,182	538,800
Verizon Communications, Inc.	23,047	1,115,475
		3,061,281
Electric Utilities — 0.1%
Exelon Corp.	7,235	277,390
Electrical Equipment — 0.9%
Eaton Corp. plc	26,531	2,076,051

Energy Equipment and Services — 1.0%
Schlumberger Ltd.	32,738	2,245,827
Equity Real Estate Investment Trusts (REITs) — 4.8%
Host Hotels & Resorts, Inc.	116,196	2,168,217
Prologis, Inc.	112,134	6,818,869
SBA Communications Corp., Class A(1)	12,134	1,669,032
		10,656,118
Food and Staples Retailing — 2.9%
CVS Health Corp.	36,632	2,927,996
Kroger Co. (The)	20,205	495,426
Wal-Mart Stores, Inc.	37,399	2,991,546
		6,414,968
Food Products — 1.4%
Archer-Daniels-Midland Co.	16,100	679,098
Campbell Soup Co.	9,880	521,961
Pinnacle Foods, Inc.	33,435	1,985,370
		3,186,429
Health Care Equipment and Supplies — 3.5%
Abbott Laboratories	13,990	688,028
Edwards Lifesciences Corp.(1)	27,460	3,162,843
Hologic, Inc.(1)	86,721	3,833,935
		7,684,806
Health Care Providers and Services — 3.8%
Aetna, Inc.	27,314	4,214,824
Express Scripts Holding Co.(1)	31,413	1,967,710
UnitedHealth Group, Inc.	11,262	2,160,164
		8,342,698
Hotels, Restaurants and Leisure — 0.6%
Royal Caribbean Cruises Ltd.	5,826	658,746
Starbucks Corp.	12,903	696,504
		1,355,250
Household Products — 1.1%
Procter & Gamble Co. (The)	26,848	2,438,335
Industrial Conglomerates — 3.3%
3M Co.	36,150	7,272,295
Insurance — 3.3%
Aflac, Inc.	14,904	1,188,594
Prudential Financial, Inc.	13,550	1,534,266
Travelers Cos., Inc. (The)	36,367	4,658,249
		7,381,109
Internet and Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	5,259	5,194,735
Expedia, Inc.	7,227	1,130,809
		6,325,544
Internet Software and Services — 5.1%
Alphabet, Inc., Class A(1)	6,433	6,082,401
Alphabet, Inc., Class C(1)	2,418	2,249,949
Facebook, Inc., Class A(1)	14,174	2,398,950
IAC/InterActiveCorp(1)	5,006	523,778
		11,255,078
IT Services — 3.8%
Accenture plc, Class A	30,374	3,912,779
Alliance Data Systems Corp.	4,737	1,143,654

Visa, Inc., Class A	34,576	3,442,386
		8,498,819
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	30,789	1,840,874
Machinery — 3.0%
Caterpillar, Inc.	28,584	3,257,147
Cummins, Inc.	11,196	1,879,808
Parker-Hannifin Corp.	9,267	1,538,137
		6,675,092
Media — 3.1%
Comcast Corp., Class A	138,623	5,607,300
Time Warner, Inc.	12,380	1,267,960
		6,875,260
Multi-Utilities — 0.7%
DTE Energy Co.	13,629	1,459,121
Multiline Retail — 1.4%
Target Corp.	55,937	3,169,950
Oil, Gas and Consumable Fuels — 2.5%
ConocoPhillips	40,997	1,860,034
EOG Resources, Inc.	13,018	1,238,532
Marathon Petroleum Corp.	22,139	1,239,563
Valero Energy Corp.	16,147	1,113,659
		5,451,788
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	46,632	2,653,361
Johnson & Johnson	28,744	3,814,903
Merck & Co., Inc.	6,943	443,519
		6,911,783
Professional Services — 1.7%
ManpowerGroup, Inc.	34,434	3,689,603
Road and Rail — 0.3%
Ryder System, Inc.	8,681	631,630
Semiconductors and Semiconductor Equipment — 4.5%
Applied Materials, Inc.	81,334	3,603,910
Intel Corp.	112,269	3,982,181
QUALCOMM, Inc.	30,199	1,606,285
Texas Instruments, Inc.	10,345	841,876
		10,034,252
Software — 5.9%
Adobe Systems, Inc.(1)	14,362	2,103,889
Electronic Arts, Inc.(1)	7,653	893,411
Microsoft Corp.	81,616	5,933,483
Oracle Corp. (New York)	55,930	2,792,585
Red Hat, Inc.(1)	13,465	1,331,285
		13,054,653
Specialty Retail — 2.7%
Home Depot, Inc. (The)	32,232	4,821,907
Lowe's Cos., Inc.	1,377	106,580
O'Reilly Automotive, Inc.(1)	3,552	725,674
Ross Stores, Inc.	4,600	254,472
		5,908,633
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	27,528	4,094,240

HP, Inc.	60,453	1,154,652
		5,248,892
Tobacco — 1.3%
Philip Morris International, Inc.	24,978	2,915,182
TOTAL COMMON STOCKS (Cost $163,034,801)		220,102,245
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $949,847), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $931,380)		931,357
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,084,065), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $1,058,010)		1,058,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	750	750
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,990,107)		1,990,107
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $165,024,908)		222,092,352
OTHER ASSETS AND LIABILITIES — (0.1)%		(141,930)
TOTAL NET ASSETS — 100.0%		$221,950,422

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	220,102,245	—	—
Temporary Cash Investments	750	1,989,357	—
	220,102,995	1,989,357	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$166,038,787
Gross tax appreciation of investments	$59,736,340
Gross tax depreciation of investments	(3,682,775)
Net tax appreciation (depreciation) of investments	$56,053,565

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2017

Ultra - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.8%
Boeing Co. (The)	1,002,000	242,944,920
United Technologies Corp.	1,006,000	119,281,420
		362,226,340
Automobiles — 1.6%
Tesla, Inc.(1)	473,000	153,001,310
Banks — 2.7%
JPMorgan Chase & Co.	1,800,000	165,240,000
U.S. Bancorp	1,720,000	90,781,600
		256,021,600
Beverages — 1.5%
Constellation Brands, Inc., Class A	753,000	145,592,550
Biotechnology — 6.9%
Bluebird Bio, Inc.(1)	167,000	15,739,750
Celgene Corp.(1)	1,984,000	268,653,440
Gilead Sciences, Inc.	1,256,000	95,569,040
Ionis Pharmaceuticals, Inc.(1)	728,000	38,147,200
Kite Pharma, Inc.(1)	256,735	27,832,641
Regeneron Pharmaceuticals, Inc.(1)	438,000	215,329,560
		661,271,631
Chemicals — 2.9%
Ecolab, Inc.	945,000	124,428,150
Monsanto Co.	862,000	100,698,840
PPG Industries, Inc.	504,000	53,046,000
		278,172,990
Electrical Equipment — 0.9%
Acuity Brands, Inc.	447,000	90,584,550
Electronic Equipment, Instruments and Components — 1.4%
Cognex Corp.	411,287	39,096,942
Yaskawa Electric Corp.	3,743,000	100,530,845
		139,627,787
Energy Equipment and Services — 0.4%
Core Laboratories NV	362,000	36,391,860
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	899,000	142,500,490
Health Care Equipment and Supplies — 4.1%
ABIOMED, Inc.(1)	211,000	31,246,990
Edwards Lifesciences Corp.(1)	484,000	55,747,120
IDEXX Laboratories, Inc.(1)	159,000	26,467,140
Intuitive Surgical, Inc.(1)	295,342	277,107,585
		390,568,835
Health Care Providers and Services — 4.2%
Cigna Corp.	276,000	47,902,560
UnitedHealth Group, Inc.	1,832,000	351,395,920
		399,298,480
Health Care Technology — 0.3%
Cerner Corp.(1)	382,000	24,589,340

Hotels, Restaurants and Leisure — 2.8%
Chipotle Mexican Grill, Inc., Class A(1)	127,000	43,658,790
Starbucks Corp.	2,845,000	153,573,100
Wynn Resorts Ltd.	574,000	74,241,160
		271,473,050
Insurance — 1.3%
Brighthouse Financial, Inc.(1)(2)	207,000	13,601,970
MetLife, Inc.	2,277,000	111,633,022
		125,234,992
Internet and Direct Marketing Retail — 6.1%
Amazon.com, Inc.(1)	474,000	468,207,720
Netflix, Inc.(1)	639,000	116,080,740
		584,288,460
Internet Software and Services — 12.9%
Alphabet, Inc., Class A(1)	316,058	298,832,839
Alphabet, Inc., Class C(1)	350,000	325,675,000
Baidu, Inc. ADR(1)	308,000	69,715,800
Facebook, Inc., Class A(1)	2,579,000	436,495,750
Tencent Holdings Ltd.	2,779,000	111,504,404
		1,242,223,793
IT Services — 7.7%
Mastercard, Inc., Class A	2,237,123	285,904,319
PayPal Holdings, Inc.(1)	1,544,000	90,401,200
Visa, Inc., Class A	3,606,000	359,013,360
		735,318,879
Machinery — 3.9%
Cummins, Inc.	617,000	103,594,300
Donaldson Co., Inc.	675,000	32,055,750
WABCO Holdings, Inc.(1)	841,000	115,696,370
Wabtec Corp.	1,689,000	127,283,040
		378,629,460
Media — 4.7%
Scripps Networks Interactive, Inc., Class A	408,000	35,663,280
Time Warner, Inc.	2,259,000	231,366,780
Walt Disney Co. (The)	1,651,000	181,494,430
		448,524,490
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	323,000	42,073,980
EOG Resources, Inc.	863,000	82,105,820
		124,179,800
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	1,792,000	177,390,080
Pharmaceuticals — 0.7%
Pfizer, Inc.	1,912,000	63,401,920
Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	957,000	86,809,470
Semiconductors and Semiconductor Equipment — 2.8%
ams AG(1)	780,000	56,264,543
Analog Devices, Inc.	640,000	50,566,400
Maxim Integrated Products, Inc.	1,655,000	75,203,200
Xilinx, Inc.	1,320,617	83,542,232
		265,576,375

Software — 5.2%
Adobe Systems, Inc.(1)	190,000	27,833,100
Microsoft Corp.	3,062,000	222,607,400
salesforce.com, Inc.(1)	1,733,000	157,356,400
Splunk, Inc.(1)	534,000	32,045,340
Tableau Software, Inc., Class A(1)	939,000	60,518,550
		500,360,790
Specialty Retail — 3.0%
O'Reilly Automotive, Inc.(1)	310,000	63,333,000
Ross Stores, Inc.	877,000	48,515,640
TJX Cos., Inc. (The)	2,487,000	174,860,970
		286,709,610
Technology Hardware, Storage and Peripherals — 8.8%
Apple, Inc.	5,654,953	841,061,160
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	1,992,009	117,628,131
Under Armour, Inc., Class C(1)	1,153,000	20,880,830
		138,508,961
Tobacco — 1.6%
Philip Morris International, Inc.	1,311,000	153,006,810
TOTAL COMMON STOCKS (Cost $3,958,847,527)		9,502,545,863
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $49,577,992), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $48,614,043)		48,612,868
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $56,361,118), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $55,252,522)		55,252,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,750	5,750
TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,870,618)		103,870,618
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $4,062,718,145)		9,606,416,481
OTHER ASSETS AND LIABILITIES — (0.2)%		(15,418,170)
TOTAL NET ASSETS — 100.0%		$9,590,998,311

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	994,500	USD	1,037,957	Credit Suisse AG	9/29/17	(5,694)
USD	1,392,446	CHF	1,310,400	Credit Suisse AG	9/29/17	32,287
USD	16,124,804	CHF	15,561,000	Credit Suisse AG	9/29/17	(27,078)
USD	1,169,342	CHF	1,123,200	Credit Suisse AG	9/29/17	3,492
USD	1,808,928	JPY	202,730,150	Credit Suisse AG	9/29/17	(34,858)
USD	3,942,154	JPY	436,246,650	Credit Suisse AG	9/29/17	(25,411)
USD	27,318,855	JPY	3,037,023,500	Credit Suisse AG	9/29/17	(302,192)
						(359,454)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	9,234,246,071	268,299,792	—
Temporary Cash Investments	5,750	103,864,868	—
	9,234,251,821	372,164,660	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	35,779	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	395,233	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,079,968,381
Gross tax appreciation of investments	$5,550,984,822
Gross tax depreciation of investments	(24,536,722)
Net tax appreciation (depreciation) of investments	$5,526,448,100

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2017